September  30,  2000
Annual

Report

Calvert  SOCIAL
INVESTMENT  fund

Table
of
Contents
President's  Letter
1
Chairman's  Letter
2
Portfolio
Manager  Remarks
4
Report  of  Independent  Public  Accountants
21
Schedules
of  Investments
22
Statements
of  Assets  and  Liabilities
49
Statements
of  Operations
52
Statements
of  Changes  in
Net  Assets
54
Notes  to
Financial  Statements
63
Financial  Highlights
69

Dear  Shareholders:
While near-term volatility in equity and bond markets has set a tone of challenge for investors and fund managers this past year, caution and discipline remain a keynote of our manager's investment strategies. We are confident that these will bring their own reward in the long term.
The state of the US economy seems to indicate that we have reason to be optimistic despite recently falling market indices. For the time being, the specter of inflation appears to be nothing more than that, and the underlying economic fundamentals are solid. Indeed, the Fed, which left rates unchanged at its last meeting, believes that inflation remains under control. Somewhat slower economic growth will continue to keep prices in check - and there have been indications of cooling in most traditional sectors of the economy. Therefore, economic growth is expected to slow in the coming months and year. Growth in the US economy coupled with price stability will continue to influence the price and yield of Government bonds. Rising oil prices, temporarily curbed by the recent decision to release 30m barrels from our Strategic Petroleum Reserve, would almost certainly push up bond yields.
Also, the decision made by the US, Europe, and Japan to shore up the Euro could have domestic consequences. While a weaker dollar could mean stronger balance sheets for multinational companies, the stream of money from Europe into the US economy could be reversed, adversely affecting equity and corporate bond prices. Time will tell how events will play out. For the reasonable investor, discipline and the need to make informed decisions are as important as ever before. As always, we encourage you to make decisions based on your financial obligations and tolerance for risk. Your financial professional can suggest strategies that can keep you on track to meet your objectives.
We appreciate your investment in Calvert Group funds and look forward to working with you to achieve your financial goals.
Sincerely,


Barbara  J.  Krumsiek
President  and  CEO
October  30,  2000

Dear  Investor:
This  past  year's  financial  results  have  been close to or have beaten their respective Lipper benchmarks, while we have maintained our rigorous social screens and activities. The Fund continues to be a successful model for social investment and an innovator in many ways:
Special  Equities
The Fund places money into private companies that have an opportunity to deliver good returns while also addressing proactively pressing social issues. While we have generally stayed away from the dot.com mania, we did make an investment recently into Smarthinking, Inc. This company provides online tutoring to students over the Internet via chat, whiteboard, e-mail, and other resources and content. Their initial target market is distance learning, community colleges and institutions with a large non-traditional, commuter student population. Moreover, the company affords the opportunity for "E-structors" to share their knowledge  and  be  an  easy  way  to  be  of  help  to  students.
The Special Equities program in CSIF Balanced now totals over 30 direct investments. We are quite pleased with the return on this program since its inception in 1992. The Fund's Special Equities program was an early investor in the area of alternative energy, such as hydrogen fuel cells and solar power, which are now a hot area in the marketplace. The Special Equities are almost unique in the mutual fund arena and we are pleased to demonstrate the sensibility and viability of supporting companies that have a strong social mission.

High  Social  Impact  Investments
The  Fund  also  puts  up  to  1%  of  its  assets  into  community  financial intermediaries where it expects a below market return in exchange for a high social impact. This new "asset class," innovated by Calvert, has been adopted by the social investment community and has now become part of the programs of some other institutional investors. For example, the Fund has invested in the Self-Help Credit Union which in turn lent the money to a woman who was forced to move into public housing after the loss of her husband. Today, she owns her own home in North Carolina. Obtaining a mortgage was not easy because she had a low income, few assets, and significant debt. But the loan officer at Self-Help worked with her to assemble a package of loans, subsidies, and other support. Since inception, Self-Help has made over 1,400 loans totaling more than $78 million that has led to the creation of over 1,000 jobs and the development of 144 housing units.
Another example involves Julie Stone, a cosmetologist in a local nail salon, who was forced to stop working to become a single parent and had to go on welfare. When she learned that the nail salon where she had worked was for sale, she applied for and received an $8,500 loan from Western Massachusetts Entrepreneur Fund (WMEF), in which your Fund has invested, to buy the business, which now continues to thrive. In fiscal year 2000 alone, WMEF disbursed $374,800 to 18 businesses, helping to create and/or retain 48 jobs.
Social  Policy  and  Activism
The Fund continues its program of dialogue with companies on matters affecting the workplace of companies in which we have invested. For example, after years of discussion with Home Depot management and several shareholder resolutions, the company has agreed to make public some EEO information that a group of concerned investors, led by Calvert, requested. We were pleased to learn that the company has instituted several programs aimed at increasing the representation of women and minorities and has instituted one of the largest diversity training programs in the country.
The Fund has had Microsoft holdings from time to time. Calvert's primary concern is with Microsoft's practices insofar as they harm consumers. Expert opinion, and Calvert's own analysis, is powerfully divided on this point. However, underlying the analytical tug-of-war is one principle that bears heavily, but clearly, on consumer welfare: open standards. Open standards, or common protocols for exchanging information between different computers and software, is what allows anyone to access the web from any computer and see the same thing everyone else sees -- no matter how disparate their platforms or software. Calvert has been dialoguing with Microsoft on this issue. In the past Microsoft has been criticized for constructing proprietary extensions to other web protocols (like HTML).
Management affirmed Microsoft's commitment to full interoperability, and explained that Microsoft was one of the first companies to provide a commercial implementation of XML, an open standard, with which software developers and customers could experiment. While that early product was not compatible with the standard that subsequently developed by the world standards group (W3C), the later web browser (IE 5.0) was based on the working draft from the W3C. Officials with the W3C confirmed that Microsoft has been an important, cooperative contributor to the development of Internet standards and protocols at the consortium. We will closely monitor Microsoft's commitment to principle and spirit of interoperability.
New  Technology  Portfolio
Calvert has recently introduced its new Technology Portfolio. This portfolio will afford opportunities to address the appropriate uses of technology in the 21st century. This provides an opportunity to more fully engage with emerging issues such as net privacy and genetic engineering. The portfolio managers of this fund have consistently proven themselves over 10 years of ups and downs in the technology sector. We welcome them to our Fund family and look forward to the  challenges  presented.
Market  Interdependence
The oil and Mid-East crisis, however temporary, once again reminds our New Economy citizens that we are interdependent with the rest of the world. America cannot live in a walled garden. It is self-interest, and not just compassion, that should guide our actions by bringing the American value of opportunity to all. Until this issue is resolved there will be continued market volatility with a constraint on the increasing value of financial assets.
Thank you again for your participation in this great experiment of investing for a better world. Should you have a spare moment, please go to www.calvert.com and remind yourself that this model work in its many manifestations of using your money for a greater good is something that would not exist without your participation.
Sincerely,
D.  Wayne  Silby,
Chairman
October  31,  2000

Money  Market  Portfolio  Statistics
September  30,  2000

Investment  Performance

                  6 Months     12 Months
                    ended        ended
                   9/30/00       9/30/00
Money
Market  Portfolio     2.91%        5.53%
Lipper  Money
Market  Instrument
Funds  Average        2.86%        5.43%

Maturity Schedule

                        Weighted Average
                    9/30/00      9/30/99
                    42 days      46 days

Tom  Dailey
of  Calvert  Asset  Management  Company

How  did  the  Portfolio  perform  relative  to  its  benchmark?
For the one year ended September 30, 2000, the fund shares returned 5.53% versus 5.43% for the Lipper Money Market Funds Average.
Investment  Climate
During the one year period ended September 30, 2000, the Federal Open Market Committee (FOMC) raised rates four times for a cumulative change in the fed funds rate of 125 basis points in an effort to achieve long-term price stability and sustainable economic growth. Since its May 16, 2000, meeting, the FOMC has left the fed funds rate unchanged at 6.50%, but has maintained an inflationary bias. While recent economic data has hinted that aggregate demand has been slowing to a pace consistent with the economy's production potential, inflation pressures have been edging upward.
The labor market has remained tight. The unemployment rate has dipped below 4%, indicating consistent pressure on the labor market. The Chicago Purchasing Managers' Index increased from August to September because of rising oil prices. The price component of the National Association of Purchasing Managers index
(NAPM) will likely be affected by this rise in oil prices. Companies have also reported disappointing earnings or warnings that have contributed to a down turn in the stock market. In addition, the Fed expressed concern about increases in the cost of health care and energy prices resulting in diminished consumer confidence.
Early in the year the Portfolio maintained a shorter than average maturity in order to provide liquidity while the Fed was in a tightening mode. Beginning in May, we believed the Fed would take a wait-and-see attitude toward growth and inflation. Therefore, we lengthened the Portfolio's average maturity and captured the expected rate hikes the market had priced into short-term rates.

What  is  your  Outlook?
While many economic indicators show some signs of slowing, we believe it is too soon to tell if the Fed will change its current policy. Unless the unemployment rate rises and consumer spending slows, or an unforeseen economic crisis occurs, we believe the Fed will retain its current stance on monetary policy. We will continue to monitor the economic releases of the coming months since it will probably take more than a few rounds of data to convince the Fed that there is little risk of inflation in the long run.
October  30,  2000

Money  Market  Portfolio  Statistics
September  30,  2000

Average  Annual  Total  Returns


One year                  5.53%
Five year                 4.98%
Ten year                  4.58%
Since inception           6.07%
(10/21/82)

Total return assumes reinvestment of dividends. Past performance is no guarantee of future results.

Balanced Portfolio Statistics
September 30, 2000
Investment Performance
                                           6 Months                 12 Months
                                             ended                     ended
                                            9/30/00                   9/30/00
Class  A                                       2.16%                   12.75%
Class  B                                       1.67%                   11.63%
Class  C                                       1.65%                   11.64%
Class  I                                       2.11%                   12.97%
Lehman  Aggregate
Bond  Index  TR                                4.81%                    6.99%
S&P  500  Index
Mthly.  Reinvested                            (3.60%)                  13.27%
Lipper  Balanced
Funds  Average                                 0.63%                   11.31%

Ten  Largest  Long-Term  Holdings
                                                              % of Net Assets
EMC  Corp.                                                               2.4%
Cardinal  Health,  Inc.                                                  1.8%
Oracle  Corp.                                                            1.8%
Xerox  Capital  Trust  I,
     8.00%,  2/1/27                                                      1.6%
Microsoft  Corp.                                                         1.6%
Sun  Microsystems,  Inc.                                                 1.6%
Pfizer,  Inc.                                                            1.5%
Greenpoint  Bank,
     9.25%,  10/1/10                                                     1.4%
American  International  Group                                           1.4%
Riggs  Capital  Trust,
     8.625%,  12/31/26                                                   1.4%
Total                                                                   16.5%

Investment performance does not reflect the deduction of any front-end or deferred sales charge. TR represents total return.

Source:  Lipper  Analytical  Services,  Inc.

CAMCO
Vice  President
of  Equities,  John  Nichols
How  did  the  Portfolio  perform?
As a whole the CSIF Balanced Portfolio's Class A shares enjoyed a total return of 12.75% for the 12 months ending September 30, 2000, outperforming the Lipper Balanced Funds Average at 11.31%.
What  is  your  view  of  the  markets?
Brown  Capital  Management
The U.S. stock market recorded an above average annual total return for the year ending September 30, 2000. The economic backdrop was generally favorable, highlighted by very strong economic growth and a decline in the five year
Treasury yield which occurred after rates peaked in January 2000. Large cap stocks have performed well over the past year and mid cap stocks have performed spectacularly. Sectors responsible for fueling the significant increase in large cap stocks included Technology, Financials, Capital Goods, and Utilities. For the past 12-18 months, we have noted that mid cap stocks appeared undervalued and offered greater upside potential relative to large cap stocks on a risk-adjusted basis. Beginning in March of 2000, the market began to see things our way. The Fund benefited due to our mix of both large cap and mid cap companies. The strong out-performance can be attributed to our valuation consciousness that prevented us from paying too much for the prospective earnings growth of selected large cap companies.
When discussing market concerns, investment strategists seem to point to what is widely known now as the four E's - the election, energy, Euro, and earnings. With respect to the election, we believe that the outcome and its impact on the markets is largely psychological. As long as monetary policy remains focused on sustaining growth and controlling inflation, market prospects should remain sanguine. The other E's, however, are much more meaningful.
Energy prices, as measured by crude oil prices per barrel, increased to almost $38 per barrel, whereas just two years ago, crude oil was only $11 per barrel. Add to that the fuel consumption and transportation costs incurred by other companies that sell goods and services, and fuel costs understandably rose significantly. Sustained increases in energy prices, therefore, could clearly have a negative impact on our economy.
When the Euro began trading in January 1999, its value approached $1.20. Most recently trading at about $0.87, the Euro's weakness has been a part of the reason why the final E, earnings, seems to be of greater concern to the marketplace. When large multinationals consolidate their European

Balanced  Portfolio  Statistics
September  30,  2000
Average  Annual  Total  Returns

                                                               Class A Shares
One  year                                                               7.40%
Five  year                                                             11.18%
Ten  year                                                              10.80%
Since  inception                                                       11.31%
(10/21/82)
                                                               Class B Shares
One  year                                                               6.63%
Since  inception                                                        4.89%
(4/1/98)
                                                               Class C Shares
One  year                                                              10.61%
Five  year                                                             11.04%
Since  inception                                                       10.21%
(3/1/94)
                                                               Class I Shares
One  year                                                              12.97%
Since  inception                                                        8.28%
(3/1/99)


New subadvisors assumed management of the equity portion of the Portfolio effective July 1995.

Performance  Comparison
Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT  LINE  GRAPH  HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results.The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another class of shares would be different.

Balanced  Portfolio  Statistics
September  30,  2000
Asset  Allocation
Stocks                                 56%
Bonds                                  40%
Cash  &  Cash  Equivalents              4%
                                      100%

subsidiaries, the weaker Euro means less U.S. dollar-denominated revenue and earnings. For European consumers, it means less purchasing power for U.S.-exported goods & services.
NCM  Capital  Management  Group,  Inc.
Stock market activity has become increasingly volatile as high profile technology companies pre-announce poor third quarter earnings, and while both oil prices and the Euro appear to be stabilizing, the worst may not be over. Should higher energy prices begin to show up in finished goods prices, the Fed will be fighting both inflation and a potential recession. For now, the Fed is widely expected to remain on hold at least through year-end and possibly throughout  most  of  next  year,  assuming  no  energy  shocks.
Looking back over the last 12 months, technology performance has been good. However, the strong performance of last year's fourth quarter masks the abysmal performance of this calendar year. The tech sector may very well continue to have a tough time as global economic growth slows - led by Europe and the U.S. Despite the remarkable earnings growth many companies have experienced in the sector, the big question is: Have stock prices fully taken this view into account? As investors change their outlook for growth around the globe, markets are likely to remain volatile and growth at any price will likely no longer be tolerated.
What was the strategy for the fixed income portion of the Portfolio? The fixed income portion of the Portfolio continues to be heavily weighted in corporate bonds. We have added exposure to the mortgage market and reduced corporate bond exposure. Mortgages were recently trading at historically wide levels, and we took advantage of this opportunity to upgrade the quality of the Portfolio. The average credit rating of the Portfolio has increased from A- to
A. By contrast, corporate bonds (indeed all bonds not issued by the U.S. Treasury), have performed poorly over the last year, and our performance has suffered recently as even the highest quality credits such as agencies have had severe declines in prices relative to Treasury bonds. Consequently, we continue to weigh the fixed income portion of the Portfolio toward the mortgage market and away from corporate bonds.
What is your outlook for the fixed income side of the Portfolio in the months ahead?
We expect volatility to continue in the capital markets. The effects of higher oil prices and a declining stock market will continue to make markets volatile. And what is your outlook for equities?
Brown  Capital  Management
We expect the current economic expansion, now the longest sustained expansion in the last 100 years, to continue, albeit at more modest return levels when compared to the past several years. Should the expansion hold, the U.S. will be well into its tenth year of uninterrupted economic growth. We expect the stock market to continue its growth, only at more modest levels when compared to the past several years. A 10-12% return in stocks and a 5-6% return in bonds, in line with historical averages, is realistic.
NCM  Capital  Management  Group,  Inc.
We expect market leadership to continue to shift back and forth from growth to value. Financials, utilities and energy may very well be the new market leaders. Mid cap stocks may also offer an interesting opportunity as many smaller companies have been overlooked for years despite their attractive fundamentals and compelling valuations. While our style of management will continue to be Growth at a Reasonable Price (GARP), we will participate in select opportunities in traditional value-oriented sectors and to some degree gain more mid cap exposure without violating our style discipline. Regardless of the direction of the market, we believe that focus on high quality companies selling at reasonable prices will continue to result in competitive market performance over the coming year.
October  30,  2000

Balanced  Portfolio  Statistics
September  30,  2000
Portfolio  Characteristics
(Equity  holdings,  excluding  Special  Equities)
                                               CSIF                       S&P
                                             Balanced                     500
                                             Portfolio                  index
Number  of  Stocks                               85                       500
Median  Market
Capitalization  ($bil)                        27.74                     81.56
(by  portfolio  weight)
Price/Earnings
Ratio                                         37.96                     27.86

Earnings  Per  Share
Growth                                        27.37%                   21.27%

Yield  0.47%  1.13%  (return  on  capital investment)
Volatility  Measures
                                               CSIF                       S&P
                                             Balanced                     500
                                            Portfolio*                  index
Beta1                                          1.07                      1.00
R-Squared2                                     0.92                      1.00
*  Equity  Portion  of  Portfolio
1Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward. 2Measure of correlation between the fund's returns and the overall market's (S&P
500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.





Source:  Vestek

Bond  Portfolio  Statistics
September  30,  2000
Investment  Performance
                                           6 Months                 12 Months
                                             ended                      ended
                                            9/30/00                   9/30/00
Class  A                                       2.45%                    5.76%
Class  B                                       2.00%                    4.61%
Class  C                                       1.83%                    4.48%
Class  I                                       2.10%                      N/A
Lehman  Aggregate
Bond  Index  TR                                4.81%                    6.99%
Lipper  Corporate
Debt  Funds
A-Rated  Average                               3.61%                    5.36%
Maturity  Schedule
                                                    Weighted  Average
                                            9/30/00                   9/30/99
                                          22  years                 17  years
SEC  Yields
                                           30  days                     ended
                                            9/30/00                   9/30/99
Class  A                                       5.21%                    6.07%
Class  B                                       4.41%                    4.90%
Class  C                                       3.96%                    4.90%
Class  I                                       5.74%                      N/A

Investment performance does not reflect the deduction of any front-end or deferred sales charge.
TR  represents  total  return.

Source:  Lipper  Analytical  Services,  Inc.

Greg  Habeeb
of  CAlvert  Asset  Management  Company
How  did  the  Fund  perform  relative  to  its  peer  group?
The CSIF Bond Portfolio's Class A shares returned 5.76% for the 12 months ended September 30, 2000. This compares to a 12-month return of 5.36% for the Lipper Corporate Debt Funds A-Rated Average and 6.99% for the Lehman Aggregate Bond Index. The CSIF Bond Portfolio has continued to outperform the Lipper A Corporate Index over the 3- and 5- year periods.
What  were  the  driving  forces  in  the  credit  markets?
The credit markets in 2000 have been characterized by extreme spread volatility and a resulting overall widening trend of yield spreads to Treasuries resulting in lower prices relative to Treasury securities. This volatility is attributable to a combination of factors, including:
1) A Treasury buy-back program that has wreaked havoc on the shape of the benchmark Treasury curve.
2) Increased risk adverse policies of the dealer community which started in 1998 and have resulted in smaller dealer inventories and less support for the credit markets.
3) Consolidation of investment banks further eroding support for the credit markets.
4) Highly volatile and declining stock market prices undermining investor confidence.
5)  Both  bond  and  stock  investors  who have become increasingly risk averse.

6)  A  dramatic  rise  in  oil  prices
At the end of January, the U.S. Treasury announced a Treasury buy-back program that would include regular purchases of government bonds by the Treasury and smaller bond auctions. This has caused tremendous disorder in the fixed income market. Treasury yields dropped between 50 to 100 basis points in short order. The Fed raised the Fed Fund rate 125 basis points from September to May. The combination of rising yields on the short end due to the Fed and lower yields on the long end due to the Treasury buy-back program caused the yield curve to invert.
Other sectors of the fixed income market (corporates, mortgages, asset backed, agencies, etc) did not participate in this rally and thus significantly underperformed the Treasury markets. Non-Treasuries cheapened to levels not even seen in the worst of the world crisis of 1988.
What  was  your  strategy?
We continue to be overallocated in non-Treasuries. We have added exposure to the mortgage market and reduced corporate

Bond  Portfolio
Statistics
September  30,  2000
Average  Annual  Total  Returns

                                                               Class A Shares
One  year                                                               1.71%
Five  year                                                              4.98%
Ten  year                                                               7.08%
Since  inception                                                        7.54%
(8/24/87)

                                                               Class B Shares
One  year                                                               0.61%
Since  inception                                                        2.31%
(4/1/98)


                                                               Class C Shares
One  year                                                               3.42%
Since  inception                                                        2.54%
(6/1/98)

                                                               Class I Shares
Since  inception                                                        2.83%
(3/31/00)

Performance  Comparison
Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT  LINE  GRAPH  HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another class of shares would be different.

bond exposure. Mortgages were recently trading at historically wide levels. We took advantage of this opportunity to upgrade the quality of the Portfolio. The average credit rating of the Portfolio has increased from A to A+. Because of the weakening of non-Treasuries our performance has suffered recently as even the highest quality credits such as agencies have had severe declines in prices relative to Treasury bonds. We are continuing the corporate bond to mortgage reallocation.

What  should  investors  expect  in  the  coming  months?
We expect ongoing turmoil in the capital markets. The effects of higher oil prices and a declining stock market will continue to make bond markets volatile. These effects may lead to continued underperformance of corporate bonds. As a result, we have reduced our exposure to corporate bonds by 30% and increased our exposure to the AAA sector accordingly.
October  31,  2000

Dan  Boone
of  atlanta  capital
management
How  did  the  Portfolio  perform?
Our second year as your investment manager for the Calvert Social Investment Fund Equity Portfolio has been fun, exciting and almost as rewarding as the first year. We are very pleased to report a second near 30% year. The
Portfolio's Class A shares increased 29.91%, far outpacing our primary benchmark, the S&P 500 index, which increased 13.27%. For the two-year period since we began as fund manager, the fund is now up 74.7% as compared to the S&P 500 increase of 44.8%.

What  was  your  strategy  during  the  past  year?
The most comforting and satisfying thought we have about the performance is that we achieved these results without taking on high risks. We did not use any initial public offerings. We did not significantly overweight the technology group. We kept the portfolio well diversified. We benefited by investing in companies with high growth rates, but we did not expose the Portfolio to the very high, unsustainable valuations that have been awarded to a number of technology stocks. All of our Portfolio companies not only have earnings, they have a long history of consistent earnings growth. Consistency of growth in earnings and dividends is at the heart of Atlanta Capital's high-quality philosophy in selecting a universe of stocks from which to build your portfolio. We believe that the very close overlap of our high-quality disciplines with the Calvert Group's socially responsible disciplines is an important reason we have been able to achieve excellent results.


Equity
Portfolio  Statistics
September  30,  2000

Investment  Performance

                                           6 Months                 12 Months
                                             ended                      ended
                                            9/30/00                   9/30/00
Class  A                                      (0.48%)                  29.91%
Class  B                                      (0.86%)                  28.78%
Class  C                                      (0.86%)                  28.87%
Class  I                                      (0.30%)                     N/A
S&P  500  Index
Mthly.  Reinvested                            (3.60%)                  13.27%
Lipper  Multi-Cap  Core
Funds  Average                                (1.36%)                  21.45%

Ten  Largest  Stock  Holdings

                                                              % of Net Assets
Cisco  Systems,  Inc.                                                    3.8%
EOG  Resources,  Inc.                                                    3.3%
Oracle  Corp.                                                            3.2%
Tyco  Int'l,  Ltd.                                                       3.0%
Intel  Corp.                                                             2.8%
Scientific-Atlanta,  Inc.                                                2.7%
Sun  Microsystems,  Inc.                                                 2.6%
Dover  Corp.                                                             2.5%
Lowe's  Companies,  Inc.                                                 2.5%
Gap,  Inc.                                                               2.4%
Total                                                                   28.8%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source:  Lipper  Analytical  Services,  Inc.

Equity
Portfolio  Statistics
September  30,  2000
Average  Annual  Total  Returns

                                                               Class A Shares
One  year                                                              23.68%
Five  year                                                             16.27%
Ten  year                                                              12.42%
Since  inception                                                       10.18%
(8/24/87)

                                                               Class B Shares
One  year                                                              23.78%
Since  inception                                                       10.28%
(4/1/98)

                                                               Class C Shares
One  year                                                              27.87%
Five  year                                                             16.13%
Since  inception                                                       12.10%
(3/1/94)

                                                               Class I Shares
Since  inception                                                       23.10%
(11/1/99)

How  did  the  Fed  affect  markets?
The stock market in the past 12 months has not been easy to understand or to negotiate. The Federal Reserve raised short-term interest rates six times between the summer of 1999 and the summer of 2000 in order to prevent the economy from overheating and possibly causing an acceleration in the inflation rate.

With normal-lag effects, it took over six months for growth to slow, but the Fed has succeeded. Economic growth slowed under the impact of the higher interest rates, higher energy prices, and falling stock prices. The S&P 500 rose 17.5% between September 30, 1999 and March 31, 2000, but fell 3.6% in the second half of the year. Beginning in March 2000, there was a dramatic change in the winning and losing sectors within the stock market. For instance, the stocks in the technology sector of the S&P 500 increased 52.7% in the first six months, but declined 21.2% in the second six months. The energy, financial, health care, and utility sectors began outperforming even as technology and the NASDAQ indices declined. Most recently, signs that the economy is slowing along Performance Comparison
Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT  LINE  GRAPH  HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results. The value of an investment in Class A shares is plotted in the line graph.The value of an investment in another class of shares would be different. New subadvisor assumed management of the Portfolio effective September 1998 with continued benign inflation reports have led to the belief that the Federal Reserve will not have to raise interest rates again. This caused the sharp rebound in interest-rate sensitive stocks, notably the utilities and financial stocks.

What,  then  is  your  market  outlook  for  the  year  ahead?
Many of the patterns we have observed are associated with the classic end of a bull market. Rising oil prices have increased inflation worries and slowed economic growth; rising interest rates have slowed economic growth, raised earnings concerns, and lowered valuations. And foreigner investors, historically the last investors into our markets, have been flowing cash into our markets at a record pace. We have also had a speculative blow-off in a market-leading sector - technology bringing about a change in leadership. We do not believe this process of correction is over.
Nevertheless, we are not bearish. There are so many positive factors affecting our economy and markets. The flexibility of our free-market economy is a competitive advantage found nowhere else in the world. The gains in productivity arising out of our heavy investment in technology are truly astounding and have allowed us to enjoy increased real incomes and low inflation. We have truly innovative technologies that are creating some of the fastest growing companies in history.
Another reason not to be bearish is that we have already been in a "rolling" bear market for many sectors and companies, and valuations for many of these companies are very low and very attractive. We have already "burst the bubble" of many Internet stocks which were inflated to wild levels, but which did not have sound business models based on providing real services and products at a profit in the marketplace.


Equity  Portfolio  Statistics
September  30,  2000

Asset  Allocation
Stocks                                         95%
Cash  &  Cash  Equivalents                      5%
                                              100%

Equity  Portfolio  Statistics
September  30,  2000

Portfolio  Characteristics

                                               CSIF                       S&P
                                              Equity                      500
                                             Portfolio                  index
Number  of  Stocks                               53                       500
Median  Market
Capitalization  ($bil)                        18.59                     81.56
(by  portfolio  weight)
Price/Earnings
Ratio                                         22.26                     27.86

Earnings  Per  Share
Growth                                        20.63%                   21.27%

Yield                                          0.81%                    1.13%
(return on capital investment)

Volatility  Measures
                                               CSIF                       S&P
                                             Equity                       500
                                           Portfolio                    index
Beta1                                          0.95                      1.00
R-Squared2                                     0.87                      1.00
1Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward. 2Measure of correlation between the fund's returns and the overall market's (S&P
500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.





Source:  Vestek

We believe the sorting-out process is well underway. Our primary concerns are the still-lofty valuations awarded to the most visible technology stocks and the impact a slowing economy might have on their growth rates. We are cautious and have modestly underweighted the technology sector for the intermediate term. But we see many attractive growth companies selling at very compelling valuations in other sectors of the market, particularly if we are willing to look through the near term slowing economy, energy prices, and market cross currents.

While we remain cautious over the near term - especially with regard to the earnings outlook in a slowing economy -- we are increasingly bullish about the longer-term outlook as the excesses in valuations are corrected. We feel confident the portfolio's diversification among high-quality stocks will afford some protection if we encounter rough periods in the intermediate term.

October  30,  2000

Arlene  RockEfellar  of  State  Street  Global  Advisors
How  did  the  Portfolio  perform  compared  to  its  benchmark?
The Managed Index Portfolio Class A shares rose 18.39% for the year ended September 30, 2000, slightly outperforming the 17.81% return for the Russell 1000 Index.
Market  Environment
The U.S. equity market continued its upward march for the year ending September 30, 2000. Most of the gains occurred during the fourth quarter of 1999, as rapid gains in technology shares propelled the market higher. In contrast, the returns for 2000 have been less impressive, as some of the glamorous technology names have reversed momentum.
Several factors have led to a sea change in the market's performance this year. Many tech stocks have been plagued by profitability concerns, particularly the dot-coms. Companies such as Amazon.com and Priceline.com have been battered this year, as analysts grew impatient with mounting earnings losses. In addition, aggressive monetary tightening by the Fed is starting to have a slowing impact on the real economy, while higher oil prices are raising inflationary concerns.
Against this background, the market has limped sideways for the better part of 2000. Value stocks have outpaced growth stocks by over 4% year-to-date. While this difference is not nearly enough to wipe out the huge advantage growth stocks enjoyed in the fourth quarter of 1999, it does point to a fundamental change in investor sentiment.


Managed  Index
Portfolio  Statistics
September  30,  2000
Investment  Performance

                                           6 Months                 12 Months
                                             ended                      ended
                                            9/30/00                   9/30/00
Class  A                                      (1.63%)                  18.39%
Class  B                                      (2.12%)                  17.07%
Class  C                                      (2.11%)                  17.21%
Class  I                                      (1.43%)                  18.94%
Russell  1000
Index                                         (2.74%)                  17.81%
Lipper  Large-Cap  Core
Funds  Average                                (3.33%)                  17.80%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source:  Lipper  Analytical  Services,  Inc.




Asset  Allocation

Stocks                                                                    98%
Cash  &  Cash  Equivalents                                                 2%
Total                                                                    100%

Managed  Index
Portfolio  Statistics
September  30,  2000
Average  Annual  Total  Returns

                                                               Class A Shares
One  year                                                              12.76%
Since  inception                                                       10.15%
(4/15/98)

                                                               Class B Shares
One  year                                                              12.13%
Since  inception                                                        9.65%
(4/15/98)


                                                               Class C Shares
One  year                                                              16.21%
Since  inception                                                       13.42%
(6/1/98)


                                                               Class I Shares
One  year                                                              18.94%
Since  inception                                                       12.72%
(4/15/98)

As the market surged higher during the fourth quarter of 1999, the Fund was hurt by an underweight in smaller-cap technology stocks. The rapid rise in valuations of small cap tech stocks during the quarter was astonishing. Companies such as I2 Technologies, Infospace, and BEA Systems rose more than 300%. The Fund was underweight in these stocks by a combined 7 basis points, and yet the rapid ascent of these stocks detracted nearly 15 basis points from the Portfolio's performance.

A  Shift  in  Risk  Target
Based on Calvert Asset Management Company's analysis of the impact on expected Portfolio performance of extending the level of risk relative to the Russell 1000 Index, the Board relaxed the risk-target level by 0.25% during the first quarter of 2000, allowing the targeted tracking error to increase to 2.75%. This new guideline acknowledged the rising volatility

Performance  Comparison
Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT  LINE  GRAPH  HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results. The value of an investment in Class A, B and I shares is plotted in the line graph.The value of an investment in another class of shares would be different.

in the market and the strategy's challenge to meet the performance target while staying within the risk guidelines.
The change in risk target allowed the Fund to increase its focus on adding value, helping the strategy to outpace the index over the past year. Positive security selection within the energy sector was the biggest driver in performance for the year. As oil prices shot higher, the Fund got a boost from the oil service sector. Companies such as Anadarko Petroleum (+118%), Smith International (+102%) and EOG Resources (+84%) helped as the Portfolio had relatively sizeable positions in each.
Rising oil prices had the opposite effect on the basic materials sector, particularly chemical firms. For example, DuPont, Dow Chemical, and Union
Carbide all declined more than 30% over the past year as these firms use petroleum-based products in their production processes.

What  should  investors  expect  in  the  coming  months?
We enter the fourth quarter cautiously optimistic over the market's prospects. The economic environment remains favorable, though not without pockets of concern.
The Federal Reserve has engineered six interest rate increases since June 30, 1999, taking the target Fed Funds rate up 1.75% to its current level of 6.5%. The failure of long-term rates to rise over this time period points to the market's comfort level with inflation. While a flat yield curve can lead to cuts in banking profits, it should also signal the Fed that they have done enough. Other economic indicators paint a mixed picture on the inflation outlook. Energy prices may be the biggest area of concern

Managed  Index
Portfolio  Statistics
September  30,  2000


Ten  Largest  Stock  Holdings

                                   % of Net Assets
Cisco  Systems,  Inc.                         3.2%
Intel  Corp.                                  2.9%
SBC  Communications,  Inc.                    2.8%
American  Int'l  Group,  Inc.                 2.3%
Merck  &  Co.,  Inc.                          2.3%
Sun  Microsystems,  Inc.                      2.2%
Pfizer,  Inc.                                 2.1%
International  Business
      Machines  Corp.                         2.1%
Oracle  Corp.                                 1.9%
Federal  National
     Mortgage  Association                    1.9%
Total                                        23.7%

Managed  Index
Portfolio  Statistics
September  30,  2000

Portfolio  Characteristics

                                               CSIF                   Russell
                                           Managed Index                 1000
                                             Portfolio                  index
Number  of  Stocks                              202                       979
Median  Market
Capitalization  ($bil)                        37.04                     66.30
(by  portfolio  weight)
Price/Earnings
Ratio                                         27.15                     29.70

Earnings  Per  Share
Growth                                        22.33%                   20.67%

Yield                                          1.03%                    1.10%
(return  on  capital investment)

Volatility  Measures

                                               CSIF                   Russell
                                            Managed Index                1000
                                             Portfolio                  index
Beta1                                          0.99                      0.99
R-Squared2                                     0.96                      0.99


1Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward. 2Measure of correlation between the fund's returns and the overall market's (S&P
500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.

Source:  Vestek

as oil prices rose from $25 per barrel one year ago to a high of $37 in late September. Since then, oil prices have retreated modestly.
Consumer spending is another area of concern. Buoyed by a surge in consumer confidence, consumers have been spending so much money that the savings rate declined to -0.4% in August, the lowest level on record for that statistic. On the plus side, productivity growth remains high with no signs of abating. We are cautiously optimistic. The market tends to do well in a favorable economic environment, and we believe this strong growth, low inflationary environment can continue. We expect rapid productivity growth to keep a lid on inflation, spur innovation, and allow corporations to reap healthy economic profits in the future.
Naturally, external shocks, such as surging oil prices and collapsing foreign currencies can always spoil the party. But if we can weather such shocks, the market is poised to move higher in the coming year.


October  30,  2000

Report  of  Independent  Public  Accountants


To  the  Board  of  Trustees and Shareholders of Calvert Social Investment Fund:
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Calvert Social Investment Fund (comprised of the Money Market, Balanced, Bond, Equity, and Managed Index Portfolios, hereafter referred to as the "Funds"), as of September 30, 2000, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended September 30, 1999 and the financial highlights for the periods presented prior to September 30, 2000 of the Fund, were audited by other auditors, whose report dated November 10, 1999, expressed an unqualified opinion on those statements.
We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian, the broker, and application of alternative procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Social Investment Fund as of September 30, 2000, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

ARTHUR  ANDERSEN  LLP
Philadelphia,  Pennsylvania
November  15,  2000

MONEY  MARKET  PORTFOLIO
Schedule  OF  INVESTMENTS
September  30,  2000

U.S.  Government  Agency                 Principal
Obligations  -  8.7%                        Amount                      Value
Federal Home Loan Bank, 6.56%, 2/15/01   $5,000,000                $4,998,245
Federal  Home  Loan  Mortgage  Corp.,  6.50%,  1/12/01
                                          5,000,000                 5,000,000
Federal  National  Mortgage  Assn.:
     6.52%,  3/16/01                      5,000,000                 5,000,196
     6.57%,  4/26/01                      3,000,000                 2,998,219

     Total U.S. Government Agency Obligations (Cost $17,996,660)   17,996,660



Depository  Receipts  For  U.S.  Government
Guaranteed  Loans  -  4.5%
Colson  Services  Corporation  Loan  Sets:
     8.375%,  9/9/06                        144,156                   144,494
     8.094%,  4/26/09                       132,389                   132,430
     9.594%,  1/17/10                        23,330                    23,515
     8.344%,  7/26/10                       198,189                   198,606
     8.25%,  1/22/11                        708,840                   708,839
     8.50%,  3/23/12                        513,769                   519,105
     8.375%,  5/29/12                     1,558,322                 1,566,861
     8.25%,  8/10/12                      4,246,931                 4,286,180
     8.25%,  9/2/12                       1,753,201                 1,768,309

     Total  Depository  Receipts  for  U.S.  Government
     Guaranteed  Loans  (Cost  $9,348,339)  (  )()                  9,348,339


Variable  Rate  Loans  Guaranteed  By
Agencies  Of  The  U.S.  Government  -  1.0%
Loan  pools:
     7.25%,  3/1/07                         648,545                   647,608
     8.00%,  8/15/12                      1,470,805                 1,473,064

     Total  Variable  Rate  Loans  Guaranteed  by  Agencies  of  the
     U.S.  Government  (Cost  $2,120,672)  (  )                     2,120,672


Certificates  Of  Deposit  -  2.0%
Bank of Cherokee County, 6.00%, 4/22/01     100,000                   100,000
Broadway  Federal  Savings  &  Loan,  6.50%,  9/14/01
                                            100,000                   100,000
Community Bank of the Bay, 5.02%, 10/7/00   100,000                   100,000
Community Capital Bank, 5.50%, 1/20/01      100,000                   100,000
Dresdner  Bank  NY,  6.99%,  7/13/01      3,000,000                 2,999,557
Elk Horn Bank & Trust, 4.00%, 12/18/00      100,000                   100,000
Family  Savings  Bank,  5.35%,  8/20/01     100,000                   100,000
Fleet  National  Bank,  4.20%,  4/24/01     100,000                   100,000
Founders  National  Bank,  5.69%,  8/28/01  100,000                   100,000

                                         Principal
Certificates  Of  Deposit  -  Cont'd         Amount                     Value
Seaway  National  Bank  Chicago,  IL,  4.40%,  1/27/01
                                           $100,000                  $100,000
Self Help Credit Union, 6.49%, 7/15/01      100,000                   100,000
South  Shore  Bank:
     5.90%,  11/1/00                        100,000                   100,000
     5.30%,  12/18/00                       100,000                   100,000

          Total Certificates of Deposit (Cost $4,199,557) (^)       4,199,557


Commercial  Paper  -  9.3%
Marshall and Ilsley Corp., 6.60%, 11/14/00
                                          9,500,000                 9,423,367
National  Rural  Utilities  Co-op  Financial,  6.45%,  2/26/01
                                          5,000,000                 4,867,417
Northwestern University, 6.48%, 12/12/00  5,000,000                 4,935,200

          Total  Commercial  Paper  (Cost  $19,225,984)            19,225,984


Taxable  Notes  -  9.3%
Bank  of  America  NA,  7.38%,  5/17/01   3,000,000                 3,000,000
Canadian  Imperial,  6.67%,  2/12/01      3,000,000                 2,999,477
John Deere Capital Corp., 7.14%, 6/20/01  4,500,000                 4,500,000
Missouri  Higher  Educational  Student  Loan,  6.80%,  2/15/01
                                          1,000,000                   999,481
New  York,  New  York,  6.125%  8/1/01    2,700,000                 2,679,393
New  York  State  Dorm  Authority  Pension  Obligation  Bonds,
     6.63%,  10/1/00                      5,000,000                 5,000,000

    Total Taxable Notes (Cost $19,178,351)                         19,178,351


Taxable  Variable  Rate  Demand  Notes  -  63.9%
ABAG  Financing  Authority  for  Nonprofit  Corporations  CA  COPs,
  6.65%, 10/1/27,  LOC: Banque National Paris
                                          3,715,000                 3,715,000
Alabama  Incentives  Financing  Authority,  6.65%,  10/1/29,
     BPA:  Southtrust Bank, INSUR: AMBAC  8,900,000                 8,900,000
Alabama  St.  IDA:
     6.67%, 5/1/10, LOC: Regions Bank       115,000                   115,000
     6.70%, 12/1/19, LOC: Bank of America 1,540,000                 1,540,000
American  Public  Energy  Agency  Gas  Supply  Revenue,
     7.06%,  6/1/01,  INSUR:  AMBAC       3,000,000                 3,000,000
Baltimore  County  MD  Revenue,  6.65%,  1/1/29,
     LOC:  First  Union  Bank,  NC        8,200,000                 8,200,000
Berks  County  PA  IDA  Revenue  Notes,
     6.73%,  6/1/15,  LOC: First Union    1,970,000                 1,970,000
Botsford  General  Hospital  MI  Revenue,  6.65%,  2/15/27,
     LOC:  Michigan  National  Bank       8,500,000                 8,500,000
Chicago  IL  GO,  6.67%,  1/1/19,  BPA:  LaSalle  Bank,
     INSUR:  FGIC                         7,000,000                 7,000,000
Clark  County  NV  IDA,
  6.65%, 12/1/38, BPA: Bank One, INSUR: AMBAC
                                          2,855,000                 2,855,000
Colorado  Health  Facilities  Authority,  6.60%,  2/1/13,
     LOC:  KBC  Bank                      3,490,000                 3,490,000
Community  Health  Systems,  6.70%,  10/1/03,
     LOC:  First  Union  Bank             6,380,000                 6,380,000

                                         Principal
Taxable Variable Rate Demand Notes - Cont'd  Amount                     Value
Fairview  Hospital  &  Healthcare  Services,  6.60%,  11/1/15,
     BPA:  US  Bank  National  Association, INSUR: MBIA
                                         $5,700,000                $5,700,000
Health  Midwest  Ventures  Group,  6.65%,  8/1/19,
     LOC:  Bank  of  America              3,450,000                 3,450,000
IPC  Industries,  Inc.,  6.70%,  10/1/11,
     LOC:  National  Bank  of  Canada     2,805,000                 2,805,000
Maryland  State  Health  and  Higher  Educational  Facilities,
     6.70%,  7/1/22,  LOC:  First  National  Bank  MD
                                          1,100,000                 1,100,000
Memphis  Center  Finance  Corp.  MFH  Revenue  ,  6.86%,  11/1/23,
     LOC: National Bank of Commerce TN      120,000                   120,000
Mississippi  Business  Finance  Corp.,  6.67%,  6/1/20,
     LOC:  Bank  Of  America              4,500,000                 4,500,000
Montgomery  County  Cancer  Center  LLC,  6.70%,  10/1/12,
     LOC:  Southtrust  Bank  of  Alabama    120,000                   120,000
Montgomery  County  KY  Industrial  Building  Revenue,
     6.70%,  8/1/06,  LOC:  Fleet  Bank   1,476,000                 1,476,000
Montgomery  Engelside  Medical  Clinic  Revenue,  6.60%,  3/1/24,
     LOC:  SunTrust  Bank                 2,000,000                 2,000,000
Nevada  Housing  Division,
     6.62%,  10/15/32,  BPA:  FNMA        2,085,000                 2,085,000
     6.62%,  4/1/31,  LOC:  East-West  Bank,  Confirming  LOC:  FHLB
                                          1,920,000                 1,920,000
     6.62%,  4/1/31,     LOC:  East-West  Bank,  Confirming  LOC:  FHLB
                                            570,000                   570,000
     6.62%,  10/15/32,  BPA: FNMA, Confirming LOC: FNMA
                                          2,240,000                 2,240,000
     6.62%, 10/1/30, LOC: U.S. Bank N.A.  2,050,000                 2,050,000
Oakland-Alameda  County  CA  Coliseum  Authority  Lease  Revenue,
     6.55%, 2/1/11, LOC: First Union Bank, NC.
                                          2,300,000                 2,300,000
Pasadena  CA  COPs,  6.65%,  11/1/12,
     LOC:  Calsters                       2,600,000                 2,600,000
Pasadena  CA  Public  Financing  Authority  Lease  Revenue,  6.61%,
     6/1/25,  BPA:  KBC  Bank,  NV.,  INSUR:  AMBAC
                                          5,800,000                 5,800,000
Pensacola  POB  Inc.,  6.65%, 10/1/15, LOC: Amsouth Bank
                                          7,555,000                 7,555,000
Pleasant  Hill  CA  Redevelopment  Agency,  6.70%,  8/1/26,
     LOC:  Heller  Financial,  Confirming  LOC: Commerze Bank, AG
                                              5,000                     5,000
Portage  IN  Economic  Development  Revenue,  6.68%,  3/1/20,
     LOC:  FHLB,  Indianapolis            2,485,000                 2,485,000
Richmond  VA  Redevelopment  and  Housing  Authority,
     6.65%,  12/1/25,  LOC:  Wachovia  Bank  and  Trust
                                          2,310,000                 2,310,000
Southeast  AL  Gas  District,  6.65%,  6/1/25,
     BPA: Amsouth Bank, INSUR: AMBAC      9,670,000                 9,670,000
St.  Paul  MN  Housing  and  Redevelopment  Authority,
     6.70%,  3/1/18,  LOC:  Dexia Public Financial Bank
                                          1,800,000                 1,800,000
Suffolk  County  NY  IDA,  6.62%,  12/15/07,
     LOC:  Chase  Manhattan                 405,000                   405,000
Terre  Haute  Association  LTD  Partnership,  7.37%,  6/1/25,
     LOC:  Old  National  Bank            1,775,000                 1,775,000
Virginia  State  Housing  Development  Authority:
     6.65%,  1/1/47                         300,000                   300,000
     6.65%,  1/1/47,  GA:  VA  Housing  Development  Authority
                                          4,040,000                 4,040,000

                                         Principal
Taxable Variable Rate Demand Notes - Cont'd  Amount                     Value
Washington  St.  Housing  Finance  Commission,  6.70%,  1/1/30,
     LOC:  Wells  Fargo  Bank            $5,163,000                $5,163,000

    Total Taxable Variable Rate Demand Notes (Cost $132,009,000)  132,009,000

               TOTAL INVESTMENTS - (Cost $204,078,563) 98.7%      204,078,563
               Other assets and liabilities, net - 1.3%             2,674,816
               Net  Assets  -  100%                              $206,753,379


See  notes  to  financial  statements.

#Balanced  PORTFOLIO
Schedule  OF  INVESTMENTS
September  30,  2000

                                         Principal
Certificates  Of  Deposit  -  0.1%           Amount                     Value
Alternative  Federal  Credit Union, 5.50%, 11/30/00 (^)(+)
                                            $50,000                   $49,836
Blackfeet  National Bank, 4.75%, 11/13/00 (^)(+)
                                             92,000                    91,565
D.  Edward  Wells  Federal  Credit  Union,  5.00%,  11/20/00  (^)(+)
                                             50,000                    48,889
First  American  Credit  Union,  4.70%,  12/23/00  (^)(+)
                                             92,000                    92,000
Mission  Area  Federal Credit Union, 4.95%, 11/18/00 (^)(+)
                                             50,000                    49,797
Northeast  Community  Federal  Credit  Union,  4.75%, 11/24/00 (^)(+)
                                             50,000                    49,815
South  Shore  Bank  of  Chicago:
     5.75%,  12/6/00  (^)(+)                100,000                   100,000
     6.30%,  2/8/01  (+)                    350,000                   348,475

          Total  Certificates  of  Deposit  (Cost  $834,000)          830,377


High  Social  Impact  Investments  -  0.6%
Accion International Corp., 4.00%, 9/30/04  250,000                   249,852
Accion  US  Bridge  Fund,  4.00%,  1/12/01  100,000                    98,002
Calvert  Foundation  Community  Investment  Note,  3.00%,  7/1/01
                                          2,200,000                 2,087,295
Coastal Enterprises, Inc., 4.00%, 7/15/01   200,000                   190,786
Community Reinvestment Fund, 4.00%, 3/31/01 100,000                    96,426
Co-op Fund of New England, Inc., 4.00%, 12/31/02
                                            125,000                   122,503
Eastside Community Investment, 0.0% 6/1/10   66,667                         0
Ecumenical Development Corp., 5.00%, 12/31/01
                                            100,000                    98,248
Environmental Enterprises Assistance Fund, 4.50%, 12/31/00
                                            125,000                   122,744
Foundation  for  International  Community Assistance., 3.50%, 4/30/01
                                             16,666                    16,033
Housing Assistance Council, 4.50%, 6/30/02   75,000                    71,773
Institute for Community Economics, 4.00%, 10/1/02
                                            200,000                   199,882
Manna,  Inc.,  4.50%,  9/30/02              250,000                   249,862
Michigan Housing Trust, 4.50%, 10/31/00     100,000                    99,316
Micro  Industry  Credit  Rural  Corp.,  4.50%,  1/13/01
                                            100,000                    98,125
National  Federation  of  Community  Development  Credit  Union,
     4.00%,  4/7/01                         400,000                   385,704
North  Country  Co-op  Development  Fund,  4.50%,  1/12/01
                                            100,000                    98,125
Opportunity International, 3.50%, 9/30/04   100,000                    99,938
Saint Ambrose Housing Center, 4.50%, 12/31/00
                                             25,000                    24,549
Washington Area Community Investment Fund, 4.50%, 12/31/01
                                            296,414                   290,857
Western  Massachusetts  Enterprise  Fund,  4.50%,  9/30/03
                                             50,000                    49,972

     Total High Social Impact Investments (#)(+)(Cost $4,979,747)   4,749,992


Corporate  Bonds  -  27.2%
12th  Street  Historic  Rehabilitation  Associates  Mortgage,
     10.75%,  4/15/04  (#)(b)(*)(+)         349,528                    69,905
Abbey  National  Capital  Trust  I  ,  8.963%,  12/29/49
                                          7,750,000                 7,768,631
AGL  Capital  Trust,  8.17%,  6/1/37      4,000,000                 3,423,360
Ahold  Finance,  Inc.  8.25%,  7/15/10    3,500,000                 3,542,945
Atlantic  Mutual  Insurance  Co.,  8.15%,  2/15/28
                                         10,500,000                 7,723,695
Blackfeet National Bank, 8.55%, 6/15/49   4,000,000                 4,018,400

                                         Principal
Corporate  Bonds  -  Cont'd                  Amount                     Value
Cascade Christian School, 7.65%, 12/1/09 $1,000,000                  $980,000
CNH  Equipment  Trust,  6.88%,  3/15/05   2,000,000                 2,001,920
CVS  Credit  Lease-backed  Pass-through  Certificates,  9.35%,  1/10/23
                                          4,500,000                 4,458,240
Columbia  University,  6.83%,  12/15/20   3,000,000                 2,822,472
Comdisco,  Inc.,  9.50%,  8/15/03         5,000,000                 4,993,350
Community Reinvestment Fund, 6.35%, 6/1/15   35,454                    31,316
Computer Associates International, Inc., 6.375%, 4/15/05
                                          5,500,000                 5,109,335
Conseco  Financing  Trust  III,  8.796%,  4/1/27
                                          7,000,000                 3,010,000
Conseco,  Inc.:
     10.25%,  6/1/02                      2,000,000                 1,460,000
     8.75%,  2/9/04                       2,000,000                 1,400,000
     6.80%,  6/15/05                      6,775,000                 4,471,500
Covad Commercial Group, 12.00%, 2/15/10   1,000,000                   740,000
Crescent  Real  Estate  Equities,  7.00%,  9/15/02
                                          5,000,000                 4,671,800
Dime  Capital  Trust  I,  9.33%,  5/6/27  5,250,000                 4,781,228
Dresdner Funding Trust I, 8.151%, 6/30/31 6,235,000                 5,556,694
Earthgrains  Co.,  8.375%,  8/1/03        5,000,000                 5,012,750
Finova  Capital  Corp.:
     6.375%,  10/15/00                    2,000,000                 1,980,000
     6.12%,  5/28/02                      2,000,000                 1,640,000
     6.50%,  7/28/02                      5,100,000                 4,182,000
First  Data  Corp.,  6.375%,  12/15/07    3,250,000                 3,112,655
Fusion  Capital,  10.00%,  1/16/02        5,092,365                   335,256
Golden  States  Holdings  Escrow  Corp.,  7.00%,  8/1/03
                                          7,450,000                 7,046,657
Greenpoint  Bank,  9.25%,  10/1/10       11,000,000                10,978,550
Greenpoint Capital Trust I, 9.10%, 6/1/27 3,700,000                 3,247,564
HSB  Capital  I,  7.64375%,  7/15/27      6,000,000                 5,617,560
Imperial  Bank,  8.50%,  4/1/09           7,970,000                 7,267,126
Interpool Capital  Trust, 9.875%, 2/15/27 4,500,000                 3,149,685
Interpool,  Inc.,  6.625%,  3/1/03        1,885,000                 1,697,556
KDM Development Corp., 2.409961%, 12/31/07  746,900                   600,000
Koninklijke  KPN  NV,  8.00%,  10/1/10    2,000,000                 2,000,900
LG & E Capital Corp., 6.205%, 5/1/04      1,500,000                 1,421,130
LG & G Capital Corp., 5.75%, 11/1/01      1,500,000                 1,461,840
Liberty Mutual Insurance Co., 7.697%, 10/15/2097
                                         12,000,000                 8,969,040
Lumbermens Mutual Casualty Insurance, 8.30%, 12/1/37
                                          2,630,000                 2,095,111
Manufacturers  &  Traders  Trust  Co.,  8.00%,  10/1/10
                                          2,000,000                 2,002,700
Mark IV Industries, Inc., 7.50%, 9/1/07   4,750,000                 3,707,669
MCN  Investment  Corp.,  6.30%,  4/2/11   2,000,000                 1,984,600
NCB  Affordable  Housing  /  Market  Rate  Cooperative  First
     Mortgage  Certificates  Series  1993-3  B,  5.86%,  7/1/12  (#)
                                            419,665                   419,288
Old  Kent  Bank,  7.75%,  8/15/10         4,000,000                 4,002,772
Pioneer Human Services, 8.75%, 5/27/01 (#)(+)
                                            500,000                   497,540
Pitney Bowes Credit Corp., 9.25%, 6/15/08 2,490,000                 2,763,327
Poland Partners, 5.875%, 4/13/04 (#)(+)     191,771                   152,225
Puget  Sound  Energy,  6.23%,  7/11/02    1,209,404                 1,194,286
Riggs Capital Trust, 8.625%, 12/31/26    14,000,000                10,708,180
Russell  Frank  Co.,  5.625%,  1/15/09    1,000,000                   887,810
Sage  Bruno,  6.00%,  12/31/00  (#)(b)(+)    50,000                         5
Saxon  Assets  Securities  Trust,  8.483%,  7/25/30
                                          5,000,000                 5,187,000
Skandinaviska  Enskilda  Banken,  8.125%,  9/6/49
                                          9,000,000                 8,741,637
Sovereign Bancorp, Inc., 12.18%, 6/30/20  7,422,000                 7,564,155
Unicredito  Italiano  Capital  Trust,  9.20%,  10/29/49
                                          2,000,000                 2,002,580

                                         Principal
Corporate  Bonds  -  Cont'd                  Amount                     Value
Union  Bank  Norway,  7.35%,  12/31/49   $4,000,000                $3,942,720
Xerox Capital Trust I, 8.00%, 2/1/27     17,360,000                12,492,950

          Total  Corporate  Bonds  (Cost  $225,389,039)           213,101,615


Mortgage  Securities  -  5.6%
Federal  National  Mortgage  Association:
     7.00%,  7/1/15,                      6,000,000                 5,966,280
     7.00%,  9/1/15,                      9,000,000                 8,949,420
     7.00%,  10/1/29,                    10,000,000                 9,793,800
     7.50%,  9/1/30,                      5,000,500                 4,989,549
     7.50%,  12/1/30                      7,000,000                 6,984,670
Government  National  Mortgage  Association,  7.00%,  12/15/30
                                          7,000,000                 6,892,830

          Total  Mortgage  Securities  (Cost  $43,372,520)         43,576,549


Taxable  Municipal  Obligations  -  6.2%
Alabama  Incentives  Financial  Authority  Revenue  VRDN,
     6.65%,  10/1/29                      7,845,000                 7,845,000
American  Public  Energy  Agency  Nebraska  Gas  Supply
     Revenue  Bonds,  6.875%,  12/1/04    5,852,000                 5,810,568
Arkansas  State  IDA  Revenue  VRDN,  6.65%,  8/1/30
                                          8,500,000                 8,500,000
Bank  of  Oklahoma  NA,  6.65%,  1/1/29   5,050,000                 5,050,000
Botsford  General  Hospital  Michigan  Revenue  VRDN,
     6.65%,  2/15/27                      4,200,000                 4,200,000
Maryland  State  Economic  Development  Corp.  Revenue  Bonds:
     8.00%,  10/1/05                      2,775,000                 2,816,320
     8.625%,  10/1/19                     3,750,000                 4,119,412
Pasadena  California  Public  Finance  Authority  Lease
     Revenue  VRDN,  6.61%,  6/1/25       5,100,000                 5,100,000
Texas  State  Public  Finance  Authority  Revenue  Bonds,
     9.00%,  12/1/06                      5,000,000                 5,351,150

          Total Taxable Municipal Obligations (Cost $48,214,817)   48,792,450


Repurchase  Agreements  -  3.2%
State  Street  Bank,  6.50%,  10/2/00
   (Collateral: $25,405,000 FHLB, 6.50%, 2/1/02)
                                         25,000,000                25,000,000

          Total Repurchase Agreements (Cost $25,000,000)           25,000,000


                                          Adjusted
Limited  Partnership  Interests  -  0.6%     Basis
Coastal  Venture  Partners  (*)             186,210                   185,349
Environmental Allies Investment Trust (*)     6,242                   125,380
GEEMF  Partners                             814,997                   149,242
Global  Environment  Emerging  Markets  Fund  (*)
                                            185,003                         1
Hambrecht  &  Quist  Environmental  Technology  Fund  (*)
                                            254,513                     7,548
IEPF  Equity  Fund  III  (*)                891,224                   882,779

                                           Adjusted
Limited  Partnership  Interests  -  Cont'd    Basis                     Value
Labrador  Ventures  III  (*)               $357,483                  $230,612
Labrador  Ventures  IV  (*)                 300,000                   298,225
Liberty  Environmental  Partners  (*)       350,000                   277,940
Poland  Partners  (*)                       386,000                   614,999
Ukraine  Fund  (*)                           75,028                    55,594
Utah  Ventures  (*)                         377,527                 1,273,495
Venture  Strategy  Partners  (*)            194,531                   159,047
Viridian  Capital  (*)                      311,279                   225,326

          Total  Limited  Partnership  Interests  (#)(+)(Cost  $4,690,038)
                                                                    4,485,537


Equity  Securities  -  56.5%                Shares
Banks  -  Major  Regional  -  3.4%
Fifth  Third  Bancorp                       115,050                 6,198,319
Firstar  Corp.                              212,400                 4,752,450
Mellon  Financial  Corp.                    133,800                 6,204,975
State  Street  Corp.                         72,900                 9,477,000
                                                                   26,632,744

Banks  -  Money  Center  -  0.4%
Chase  Manhattan  Corp.                      68,800                 3,177,700

Biotechnology  -  1.2%
Allos  Therapeutics(*)                      171,271                 1,164,107
Amgen,  Inc.(*)                              56,500                 3,945,289
Aviron(*)                                    37,074                 2,161,878
Medimmune,  Inc.(*)                          23,700                 1,830,825
                                                                    9,102,099

Communications  Equipment  -  3.8%
ADC  Telecommunications,  Inc.(*)           102,600                 2,758,978
JDS  Uniphase  Corp.(*)                      23,600                 2,234,625
Lucent  Technologies,  Inc.                  68,900                 2,105,756
Nokia  Corp.                                191,900                 7,640,019
Nortel  Networks  Corp.                     125,600                 7,481,050
Scientific-Atlanta,  Inc.                    24,800                 1,577,900
Tellabs,  Inc.(*)                           122,200                 5,835,050
                                                                   29,633,378

Computers  -  Hardware  -  3.0%
Dell  Computer  Corp.(*)                     11,000                   338,937
International  Business  Machines  Corp.     78,400                 8,820,000
Juniper  Networks,  Inc.(*)                  10,900                 2,386,419
Sun  Microsystems,  Inc.(*)                 103,900                12,130,325
                                                                   23,675,681

Computers  -  Networking  -  1.2%
Cisco  Systems,  Inc.(*)                    169,536                 9,366,864

Computers  -  Peripherals  -  2.4%
EMC  Corp.(*)                               189,780                18,811,942

Equity  Securities  -  Cont'd                Shares                     Value
Computers  -  Software  &  Services  -  4.4%
America  Online,  Inc.(*)                   104,800                $5,633,000
Compuware  Corp.(*)                         272,300                 2,280,513
Microsoft  Corp.(*)                         206,880                12,477,450
Oracle  Corp.(*)                            175,700                13,836,375
                                                                   34,227,338

Consumer  Cyclicals  -  0.0%
Real  Goods  Trading  Corp.(*)              125,000                   226,562

Consumer  Finance  -  0.5%
Providian  Financial  Corp.                  32,300                 4,102,100

Distributors  -  Food  &  Health  -  1.8%
Cardinal  Health,  Inc.                     159,275                14,046,064

Electrical  Equipment  -  2.0%
Celestica,  Inc.(*)                          53,500                 3,704,875
SCI  Systems,  Inc.(*)                       40,900                 1,676,900
Solectron  Corp.(*)                         221,200                10,202,850
                                                                   15,584,625

Electronics  -  Semiconductors  -  2.3%
Altera  Corp.(*)                             85,700                 4,092,175
Conexant  Systems,  Inc.(*)                   8,255                   345,678
Cree,  Inc.(*)                                8,400                   976,500
Intel  Corp.                                162,100                 6,737,281
Linear  Technology  Corp.                    53,200                 3,444,700
Xilinx,  Inc.(*)                             31,600                 2,705,750
                                                                   18,302,084

Equipment  -  Semiconductors  -  0.3%
Applied  Materials,  Inc.(*)                 31,900                 1,892,069

Financial  -  Diversified  -  2.3%
Federal  Home  Loan  Mortgage  Corp.         82,920                 5,928,780
Federal  National  Mortgage  Assn.               75                     4,055
Fusion  Capital  (#)(a)                  19,872,196                 1,046,630
Highwoods  Properties,  Inc.(*)               6,900                 5,007,813
USA  Education,  Inc.                       124,000                 5,975,250
                                                                   17,962,528

Foods  -  0.3%
H.J.  Heinz  Co.                                 75                     2,780
Quaker  Oats  Co.                            30,400                 2,405,400
                                                                    2,408,180

Hardware  &  Tools  -  0.0%
Black  &  Decker  Corp.                          70                     2,393


Equity  Securities  -  Cont'd                Shares                     Value
Healthcare  -  Diversified  -  1.1%
Hayes  Medical  Services  (+)(#)(*)         326,797                  $364,238
Johnson  &  Johnson                          83,900                 7,881,356
Quadrant  Healthcare  plc.  (#)             305,263                   128,665
                                                                    8,374,259

Healthcare  -  Drugs  -  3.3%
Alza  Corp.(*)                               33,400                 2,889,100
Merck  &  Co.,  Inc.                        115,124                 8,569,542
Pfizer,  Inc.                               254,000                11,414,125
Schering-Plough  Corp.                       63,784                 2,965,956
                                                                   25,838,723

Healthcare  -  Hospital  Management  -  0.6%
Health Management Associates, Inc.(*)       233,000                 4,849,313

Healthcare  -  Medical  Products  &  Supplies  -  1.3%
Guidant  Corp.(*)                           116,416                 8,229,156
PE  Biosystems  Group                        14,800                 1,724,200
                                                                    9,953,356

Household  Products  -  Non-Durables  -  0.3%
Colgate-Palmolive  Co.                       51,800                 2,444,960

Housewares  -  0.2%
Newell  Rubbermaid,  Inc.                    80,700                 1,840,969

Insurance  -  Life/Health  -  1.1%
Aflac,  Inc.                                140,600                 9,007,187

Insurance  -  Multi-Line  -  1.4%
American  International  Group              113,149                10,826,945

Insurance  Brokers  -  0.4%
Marsh  &  McLennan  Co.'s                    25,900                 3,438,225

Investment  Banking  &  Brokers  -  0.6%
Charles  Schwab  Corp.                      130,350                 4,627,425

Investment  Management  -  1.7%
Franklin  Resources,  Inc.                  117,400                 5,216,082
Stilwell  Financial,  Inc.                   60,400                 2,627,400
T.  Rowe  Price  Associates                 115,400                 5,416,588
                                                                   13,260,070

Leisure  Time  -  Products  -  0.4%
Harley-Davidson,  Inc.                       67,700                 3,241,137

Machinery  -  Diversified  -  0.0%
Worldwater  Corp.(*)                        140,000                    45,938

Equity  Securities  -  Cont'd                Shares                     Value
Manufacturing  -  Diversified  -  1.6%
Illinois  Tool  Works                       104,300                $5,827,762
Tyco  International,  Ltd.                  128,200                 6,650,375
          12,478,137

Natural  Gas  -  0.8%
El  Paso  Energy  Corp.                      97,500                 6,008,438

Oil  &  Gas  -  Exploration  &  Production  -  0.8%
Anadarko  Petroleum  Corp.                   96,000                 6,380,160

Paper  &  Forest  Products  -  0.0%
Seventh  Generation,  Inc.(*)               174,195                   313,551

Power  Producers  -  Independent  -  1.7%
AES  Corp.(*)                               130,300                 8,925,550
Calpine  Corp.(*)                            43,800                 4,571,625
                                                                   13,497,175

Retail  -  Drug  Stores  -  0.8%
CVS  Corp.                                  128,300                 5,941,894

Retail  -  Food  Chains  -  0.9%
Kroger  Co.(*)                              324,400                 7,319,275

Retail  -  Building  Supplies  -  1.7%
Fastenal  Co.                                57,900                 3,336,488
Home  Depot,  Inc.                          195,060                10,350,371
                                                                   13,686,859

Retail  -  Discounters  -  0.6%
Dollar  General  Corp.                      289,677                 4,852,090

Retail  -  General  Merchandise  -  0.2%
Target  Corp.                                49,400                 1,265,875

Retail  -  Specialty  -  0.3%
Staples,  Inc.(*)                           171,200                 2,428,900

Retail  -  Specialty  Apparel  -  0.0%
Gap,  Inc.                                      100                     2,012

Savings  &  Loan  Companies  -  0.2%
First Republic Preferred Capital Corp.(*)     2,000                 1,780,000

Services  -  Employment  -  0.4%
Robert  Half  International,  Inc.(*)        80,700                 2,799,281

Services  -  Advertising  &  Marketing  -  0.3%
Omnicom  Group                               37,400                 2,727,863

Services  -  Commercial  &  Consumer  -  0.0%
Cellnet  Data  Systems,  Inc.(*)             33,093                       331

Equity  Securities  -  Cont'd                Shares                     Value
Services  -  Data  Process  -  1.9%
First  Data  Corp.                           70,500                $2,753,906
Fiserv,  Inc.(*)                             94,300                 5,646,212
Paychex,  Inc.                              122,475                 6,429,937
                                                                   14,830,055

Telecommunication  -  Cell  &  Wireless  -  0.3%
Vodafone  Group  plc.                        55,200                 2,042,400

Telecommunication  -  Long  Distance  -  0.7%
Global  Crossing,  Ltd.(*)                   75,800                 2,349,800
Nextlink  Communications  (*)                37,800                 1,330,088
Time  Warner  Telecom,  Inc.(*)              36,100                 1,744,081
                                                                    5,423,969

Telephone  -  0.7%
SBC  Communications,  Inc.                  110,440                 5,522,000

Venture  Capital  -  0.9%
Agraquest,  Inc.,
     Series  B  Preferred  (#)(*)(+)        190,477                   609,527
     Series Convertible Preferred (#)(*)(+) 117,647                   376,470
All  Media  Solutions,  Inc.(#)(*)(+)       479,652                   155,887
Angels  With  Attitude  (#)(*)(+)            66,667                    66,667
Calypte  Biomed  (#)(*)(+)                  100,000                   228,125
Community  Bank  of  the  Bay  (#)(*)(+)      4,000                   100,000
Community  Growth  Fund  (*)              1,366,671                   432,938
Eco Timber International, Inc.(#)(*)(+)      12,468                    99,993
Energia  Global,  Inc.,
   Series A, Convertible Preferred (#)(*)(+) 33,571                   243,390
   Series B, Convertible Preferred (#)(*)(+) 80,129                   580,935
Envirolutions,  Inc.  (#)(*)(+)                 814                    26,185
Evergreen  Solar,
     Series  B  (#)(*)(+)                   100,000                   250,000
     Series  C  (#)(*)(+)                    76,972                   192,430
     Series  D  (#)(*)(+)                    80,000                   200,000
Evergreen  Solar  (warrants)(#)(*)(+)        30,789                    15,395
Frans  Health  Helpings  (#)(*)(+)          505,051                   200,000
Knowaste  LLC  (#)(*)(+)                        814                    81,400
Living  Technologies,  Inc.  (#)(*)(+)       25,000                   100,000
Neighborhood  Bancorp  (#)(*)(+)             10,000                   100,000
Pharadigm,  Inc.  (#)(*)(+)                 125,000                   302,500
Pharmadigm,  Inc.  (#)(*)(+)                113,636                   274,999
Pharmadigm,  Inc.  (warrants)  (#)(*)(+)      7,955                         0
Pro  Fund  International  (#)(*)(+)           7,501                     7,501
Pro Fund International, Preferred (#)(*)(+) 742,499                   742,499
SMARTTHINKING,  Inc.  (#)(*)(+)             424,016                   250,000
VCampus  Corp.  (#)(*)(+)                    25,080                    90,915
Wellspring  International,  Inc.,  Series  A,  Preferred  (#)(*)(+)
                                            129,032                   200,038

Equity  Securities  -  Cont'd                Shares                     Value
Venture  Capital  -  Cont'd
Wild  Planet  Toys,  Inc.,
     Series  B,  Preferred  (#)(*)(+)       476,190                  $666,666
     Series  E,  Preferred  (#)(*)(+)       129,089                   180,725
Wind Harvest Co., Inc., Series A, Preferred (#)(*)(+)
                                              8,696                    50,000
                                                                    6,825,185


          Total Equity Securities (Cost $341,120,828)             443,028,308

               Total Investments (Cost $693,600,989) - 100.0%     783,564,828
               Other assets and liabilities, net - 0.0%               163,487
               Net  Assets  -  100%                              $783,728,315



                                       Underlying      Unrealized
                    # of  Expiration   Face Amount    Appreciation    Initial
Futures        Contracts     Date        at Value    (Depreciation)    Margin
Purchased:
 U.S. Treasury Bonds 208       12/00   $20,520,500     ($209,756)     $32,500

Sold:
 5 Year U.S. Treasury Notes
                      60       12/00    (6,032,813)      (11,670)     (7,500)
 10 Year U.S. Treasury Notes
                     204       12/00   (20,444,625)       (3,350)      10,476




See  notes  to  financial  statements.

Bond  PORTFOLIO
Schedule  OF  INVESTMENTS
September  30,  2000

                                           Principal
Corporate  Bonds  -  64.8%                    Amount                    Value
Abbey  National  Capital  Trust  I,  8.963%,  12/29/49
                                           $500,000                  $501,202
AGL  Capital  Trust,  8.17%,  6/1/37      1,000,000                   855,840
Atlantic  Mutual  Insurance  Co.,  8.15%,  2/15/28
                                          1,600,000                 1,176,944
Barclays  Bank,  plc.,  8.55%,  6/15/49   1,000,000                 1,004,600
Bellsouth  Savings  &  Employee  Stock  Ownership  Trust,
     9.125%,  7/1/03                         98,871                   102,972
Bombardier Capital, Ltd., 8.29%, 6/15/30  1,000,000                   995,980
Columbia  University,  6.83%,  12/15/20   3,000,000                 2,822,472
Computer Associates International, Inc., 6.375%, 4/15/05
                                          2,750,000                 2,554,668
Conseco,  Inc.,  6.80%,  6/15/05          3,250,000                 2,145,000
CVS  Credit  Lease-backed  Pass-through  Certificates
     9.35%,  1/10/23                        500,000                   495,360
Finova  Capital  Corp.:
     6.375%,  10/15/00                    1,000,000                   990,000
     6.824%,  3/9/01                      1,000,000                   870,000
First  Data  Corp,  6.375%,  12/15/07     2,000,000                 1,915,480
Golden  State  Holdings  Escrow  Corp.  7.00%,  8/1/03
                                          2,000,000                 1,891,720
Greenpoint Capital Trust I, 9.25%, 10/1/10 3,500,000                3,493,175
Greenpoint Credit, LLC, 7.59%, 11/15/28   1,500,000                 1,524,525
HSB  Capital  Securities,  Series  B,  7.64375%, 7/15/27
                                          1,000,000                   936,260
Imperial  Bank,  8.50%,  4/1/09           1,000,000                   910,520
Interpool Capital Trust, 9.875%, 2/15/27    750,000                   524,947
LG & E Capital Corp., 6.205%, 5/1/04      1,500,000                 1,421,130
LG & G Capital Corp., 5.75%, 11/1/01      1,500,000                 1,461,840
Liberty Mutual Insurance, 7.697%, 10/15/2097
                                          3,000,000                 2,242,260
Loyola  University,  7.65%,  7/18/03      3,000,000                 3,028,020
Lumbermens  Mutual  Casualty  Co.,  8.30%,  12/1/37
                                          1,500,000                 1,194,930
M&T  Bank  Corp.,  8.00%,  10/1/10        2,000,000                 2,002,700
NCB  Affordable  Housing  /  Market  Rate  Cooperative  First
     Mortgage  Certificates  Series  1993-3  B,  7.5444%,  7/1/12  (#)
                                            777,731                   779,831
Riggs  Capital  Trust,  8.625%,  12/31/26  1,000,000                  764,870
Russell  Frank  Co.,  5.625%,  1/15/09    1,500,000                 1,331,715
Skandinaviska  Enskilda  Banken,  8.125%,  9/06/49
                                          3,500,000                 3,399,526
Sovereign  Bank,  12.18%,  6/30/20        2,000,000                 2,038,306
Union  Bank  Norway,  7.35%,  12/31/49    1,000,000                   985,680
United  Dominion  Realty  Trust,  8.50%,  9/15/24
                                          1,000,000                 1,003,940
Xerox Capital Trust I, 8.00%, 2/1/27      4,000,000                 2,878,560

          Total Corporate Bonds (Cost $52,831,108)                 50,244,973

U.S.  Government  Agencies               Principal
And  Instrumentalities  -  18.5%             Amount                     Value
Federal  National  Mortgage  Association:
     6.50%,  7/1/14                      $1,499,999                $1,470,929
     7.00%,  7/1/15                       3,000,000                 2,983,140
     7.00%,  2/1/30                       3,000,001                 2,938,141
     7.50%,  9/1/30                       2,000,200                 1,995,820
     7.50%,  12/1/30                      3,000,000                 2,993,430
Government  National  Mortgage  Association,  7.00%,  12/15/30
                                          2,000,000                 1,969,380

          Total  U.S.  Government  Agencies  and  Instrumentalities
          (Cost  $14,282,767)                                      14,350,840


Certificates  Of  Deposit  -  0.1%
South  Shore  Bank,  6.30%,  2/8/01         100,000                    99,564

          Total Certificates of Deposit (+)(#) (Cost $100,000)         99,564


Repurchase  Agreements  -  18.6%
State  Street  Bank,  6.50%,  dated  9/29/00,  due  10/2/00
     (Collateral: $14,635,000 FHLB 6.75%, 2/1/02)
                                         14,400,000                14,400,000

          Total  Repurchase  Agreements  (Cost  $14,400,000)       14,400,000


High  Social  Impact  Investments  -  0.5%
Calvert  Foundation  Community  Investment  Note,  3.00%,  7/1/01
                                            450,000                   426,947

     Total High Social Impact Investments (+)(#) (Cost $450,000)      426,947


Equity  Securities  -  1.3%     Shares
First  Republic  Preferred  Capital Corp., Series A, Preferred
                                                500                   445,000
Highwoods Properties, Inc., Series A, Preferred 600                   435,462
Northern  Borders  Partners,  LP  (#)         3,500                   110,688

          Total  Equity  Securities (Cost $1,170,162)                 991,150


               TOTAL  INVESTMENTS  (Cost  $83,234,037) - 103.8%    80,513,474
               Other  assets  and  liabilities,  net  -  (3.8%)
(2,930,568)
               Net  Assets  -  100%                               $77,582,906

                                      Underlying      Unrealized
                    # of  Expiration  Face Amount    Appreciation     Initial
Futures        Contracts     Date      at Value     (Depreciation)     Margin
Purchased:
 U.S. Treasury Bonds  77       12/00   $7,596,531        ($32,727)    $92,400
Sold:
 10 Year U.S. Treasury Notes
                      25       12/00   $2,513,322          $4,122     $30,000

See  notes  to  financial  statements.

EQUITY  PORTFOLIO
Schedule  OF  INVESTMENTS
September  30,  2000


Equity  Securities  -  95.0%                 Shares                     Value
Banks  -  Major  Regional  -  1.6%
Mellon  Financial  Corp.                    100,000                $4,637,500

Banks  -  Money  Center  -  0.0%
Bank  of  America  Corp.                        606                    31,739

Communications  Equipment  -  1.6%
Scientific-Atlanta,  Inc.                    70,000                 4,453,750

Computers  -  Hardware  -  4.6%
Hewlett-Packard  Co.                         50,000                 4,850,000
Sun  Microsystems,  Inc.  (*)                70,000                 8,172,500
           13,022,500

Computers  -  Networking  -  2.7%
Cisco  Systems,  Inc.  (*)                  140,000                 7,735,000

Computers  -  Software  &  Services  -  8.7%
Adobe  Systems,  Inc.                        35,000                 5,433,750
BMC  Software,  Inc.                        300,000                 5,737,500
Microsoft  Corp.  (*)                        90,000                 5,428,125
Oracle  Corp.  (*)                          105,000                 8,268,750
                                                                   24,868,125

Electrical  Equipment  -  5.1%
Solectron  Corp.  (*)                       160,000                 7,380,000
Symbol  Technologies,  Inc.                 200,000                 7,187,500
                                                                   14,567,500

Electronics  -  Component  Distribution  -  2.7%
Intel  Corp.                                120,000                 4,987,500
W.W.  Grainger,  Inc.                       100,000                 2,631,250
                                                                    7,618,750

Financial  -  Diversified  -  2.6%
Federal  National  Mortgage  Assn.          140,000                 7,568,750

Footwear  -  0.0%
Reebok  International  Ltd.  (*)                600                    11,288

Healthcare  -  Drugs  -  8.2%
Mylan  Laboratories,  Inc.                   40,000                 1,077,500
Merck  &  Co.,  Inc.                        100,000                 7,443,750
Pfizer,  Inc.                               175,000                 7,864,063
Schering-Plough  Corp.                      150,000                 6,975,000
                                                                   23,360,313

Equity  Securities  -  Cont'd                Shares                     Value
Healthcare  -  Diversified  -  2.0%
Johnson  &  Johnson                          60,000                $5,636,250

Healthcare  -  Medical  Products  &  Supplies  -  3.7%
Dentsply  International,  Inc.              180,000                 6,288,750
Stryker  Corp.  (*)                         100,000                 4,293,750
                                                                   10,582,500

Household  Products  Non-Durables  -  1.8%
Colgate-Palmolive  Co.                      110,000                 5,192,000

Insurance  -  Multi-Line  -  3.2%
American  International  Group,  Inc.        65,625                 6,279,492
Hartford  Financial  Services,  Inc.         40,000                 2,917,500
                                                                    9,196,992

Insurance  -  Life  &  Health  -  5.0%
Aflac,  Inc.                                130,000                 8,328,125
Protective  Life  Corp.                     200,000                 5,975,000
                                                                   14,303,125

Investment  Banking/Brokerage  -  1.0%
Paine  Webber  Group,  Inc.                  40,000                 2,725,000

Leisure  Time  Products  -  2.2%
Harley-Davidson,  Inc.                      130,000                 6,223,750

Machinery  -  Diversified  -  2.5%
Dover  Corp.                                150,000                 7,040,625

Manufacturing  -  Diversified  -  3.7%
Pentair,  Inc.                              100,000                 2,675,000
Tyco  International  Ltd.                   150,000                 7,781,250
                                                                   10,456,250

Manufacturing  -  Specialized  -  5.1%
CTS  Corp.                                  100,000                 5,062,500
Diebold,  Inc.                              100,000                 2,656,250
Roper  Industries,  Inc.                    210,000                 6,969,375
                                                                   14,688,125

Office  Equipment  &  Supplies  -  0.5%
Pitney  Bowes,  Inc.                         40,000                 1,577,500

Oil  &  Gas  -  Exploration  &  Production  -  4.8%
EOG  Resources,  Inc.                       350,000                13,606,250

Personal  Care  -  1.9%
Avon  Products,  Inc.                       130,000                 5,313,750

Photography  &  Imaging  -  1.2%
Zebra  Technologies  Corp.  (*)              70,000                 3,364,375

Equity  Securities  -  Cont'd                Shares                     Value
Publishing  -  Newspapers  -  0.8%
Tribune  Co.                                 50,000                $2,181,250

Retail  -  Building  Supplies  -  1.9%
Lowe's  Co's,  Inc.                         120,000                 5,385,000

Retail  -  Discounters  -  2.0%
Family  Dollar  Stores,  Inc.               300,000                 5,775,000

Retail  -  Food  Chains  -  1.8%
Safeway,  Inc.  (*)                         110,000                 5,135,625

Retail  -  General  Merchandise  -  2.7%
Target  Corp.                               300,000                 7,687,500

Retail  -  Specialty  Apparel  -  0.6%
Gap,  Inc.                                   90,000                 1,811,250

Services  -  Commercial  &  Consumer  -  0.5%
H  &  R  Block,  Inc.                        40,000                 1,482,500

Services  -  Computer  Systems  -  1.9%
Ciber,  Inc.  (*)                            50,000                   412,500
Electronic  Data  Systems  Corp.            120,000                 4,980,000
                                                                    5,392,500

Services  -  Facility  -  2.1%
ABM  Industries,  Inc.                      220,000                 5,981,250

Telephone  -  4.3%
Alltel  Corp.                                70,000                 3,653,125
SBC  Communications,  Inc.                  170,000                 8,500,000
                                                                   12,153,125

Textiles  -  Apparel  -  0.0%
Liz  Claiborne,  Inc.                           500                    19,250

          Total  Equity  Securities  (Cost  $196,263,674)         270,785,957

      Principal
Certificates  Of  Deposits  -  0.0%      Amount
South Shore Bank, 6.30%, 2/8/01 (+)(^)     $100,000                    99,564

          Total  Certificates  of  Deposit  (Cost  $100,000)           99,564


Variable  Rate  Demand  Notes  -  4.9%
Arkansas  Development  Finance  Authority  Industrial  Facilities  Revenue,
     6.65%,  8/1/30                       7,000,000                 7,000,000
La  Mirada,  CA  Industrial  Development  Authority,
     6.65%,  12/1/26                      7,000,000                 7,000,000

          Total Variable Rate Demand Notes (Cost $14,000,000)      14,000,000

Principal
High  Social  Impact  Investments  -  0.4%   Amount                     Value
Calvert  Foundation  Community  Investment  Note,
     3.00%,  7/01/01  (+)(#)             $1,300,000                $1,233,401

          Total High Social Impact Investments (Cost $1,300,000)    1,233,401


               TOTAL INVESTMENTS (Cost $211,663,674) - 100.3%     286,118,922
               Other  assets  and  liabilities,  net  -  (0.3%)     (947,098)
               Net  Assets  100%                                 $285,171,824































See  notes  to  financial  statements.

MANAGED  INDEX  PORTFOLIO
Schedule  OF  INVESTMENTS
September  30,  2000

Equity  Securities  -  98.3%                 Shares                     Value
Auto  Parts  &  Equipment  -  0.5%
Autoliv,  Inc.                                7,100                  $138,450
Genuine  Parts  Co.                           7,100                   135,344
                                                                      273,794

Banks  -  Major  Regional  -  3.3%
Comerica,  Inc.                               1,500                    87,656
Fifth  Third  Bancorp                         3,150                   169,706
Firstar  Corp.                               10,900                   243,888
Fleet  Boston  Financial  Corp.              15,900                   620,100
Keycorp                                       8,900                   225,281
National  City  Corp.                         4,400                    97,350
Northern  Trust  Corp.                        1,100                    97,762
PNC  Financial  Services  Group               2,700                   175,500
Wachovia  Corp.                               1,000                    56,688
                                                                    1,773,931

Banks  -  Money  Center  -  3.0%
Bank  of  America  Corp.                     12,247                   641,437
Chase  Manhattan  Corp.                      16,050                   741,309
First  Union  Corp.                           8,500                   273,594
                                                                    1,656,340

Banks  -  Regional  -  0.4%
Mercantile  Bankshares  Corp.                 1,800                    65,335
National  Commerce  Bancorp                   7,500                   149,531
                                                                      214,866

Biotechnology  -  1.6%
Amgen,  Inc.(*)                               8,400                   586,556
Chiron  Corp.(*)                                800                    36,000
Genentech,  Inc.(*)                             300                    55,706
Genzyme  Corp.(*)                             1,600                   109,100
Millennium  Pharmaceuticals(*)                  400                    58,425
          845,787

Broadcast  -  Television,  Radio,  Cable  -  1.8%
Comcast  Corp.(*)                            14,900                   609,969
COX  Communications,  Inc.(*)                 5,100                   195,075
Hearst-Argyle  Television,  Inc.(*)           2,800                    56,000
Hispanic  Broadcasting  Corp.(*)              1,900                    52,962
USA  Networks,  Inc.(*)                       3,300                    72,394
                                                                      986,400

Chemicals  -  0.4%
Praxair,  Inc.                                5,300                   198,088

Equity  Securities  -  Cont'd                Shares                     Value
Communications  Equipment  -  2.5%
CIENA  Corp.(*)                               1,400                  $171,938
JDS  Uniphase  Corp.(*)                       2,700                   255,656
Lucent  Technologies,  Inc.                  11,300                   345,356
Qualcomm,  Inc.(*)                            3,100                   220,875
Scientific-Atlanta,  Inc.                     2,800                   178,150
Sycamore  Networks,  Inc.(*)                    600                    64,800
Tellabs,  Inc.(*)                             2,700                   128,925
                                                                    1,365,700

Computers  -  Hardware  -  7.1%
Apple  Computer,  Inc.(*)                     4,400                   113,300
Brocade  Communications  System(*)              600                   141,600
Compaq  Computer  Corp.                       3,600                    99,288
Dell  Computer  Corp.(*)                      9,600                   295,800
Extreme  Networks(*)                            200                    22,900
Hewlett-Packard  Co.                          4,600                   446,200
International  Business  Machines  Corp.     10,000                 1,125,000
Juniper  Networks,  Inc.(*)                   1,300                   284,619
Palm,  Inc.(*)                                2,669                   141,290
Sun  Microsystems,  Inc.(*)                  10,200                 1,190,850
                                                                    3,860,847

Computers  -  Networking  -  3.6%
3Com  Corp.(*)                                1,800                    34,537
Cisco  Systems,  Inc.(*)                     32,000                 1,768,000
Network  Appliance,  Inc.(*)                  1,100                   140,113
                                                                    1,942,650

Computers  -  Peripherals  -  1.7%
EMC  Corp.(*)                                 8,400                   832,650
Hubbell,  Inc.                                3,900                    97,744
                                                                      930,394

Computers  -  Software  &  Services  -  7.9%
Adobe  Systems,  Inc.                         2,800                   434,700
America  Online,  Inc.(*)                    12,600                   677,250
Ariba,  Inc.(*)                                 900                   128,939
BEA  Systems,  Inc.(*)                        1,500                   116,813
Computer  Associates  International,  Inc.    1,600                    40,300
I2  Technologies,  Inc.(*)                      400                    74,825
Microsoft  Corp.(*)                          16,800                 1,013,250
Oracle  Corp.(*)                             13,300                 1,047,375
Redback  Networks(*)                            200                    32,787
Siebel  Systems,  Inc.(*)                     1,000                   111,313
Tibco  Software,  Inc.(*)                       400                    33,775
VeriSign,  Inc.(*)                              600                   121,537
Veritas  Software  Corp.(*)                   2,250                   319,500
Yahoo,  Inc.(*)                               1,700                   154,700
                                                                    4,307,064

Equity  Securities  -  Cont'd                Shares                     Value
Consumer  Finance  -  1.3%
Capital  One  Financial  Corp.                2,700                  $189,169
MBNA  Corp.                                   5,200                   200,200
PMI  Group,  Inc.  (The)                      1,600                   108,400
Providian  Financial  Corp.                   1,600                   203,200
                                                                      700,969

Distributors  -  Food  &  Health  -  0.6%
Cardinal  Health,  Inc.                       1,000                    88,187
Supervalu,  Inc.                              4,400                    66,275
Sysco  Corp.                                  3,900                   180,619
                                                                      335,081

Electric  Companies  -  0.9%
Puget  Sound  Energy,  Inc.                  19,500                   494,813

Electrical  Equipment  -  0.7%
American  Power  Conversion(*)                4,400                    84,425
Molex,  Inc.                                    900                    48,994
Sanmina  Corp.(*)                             1,400                   131,075
Solectron  Corp.(*)                           1,400                    64,575
Vishay  Intertechnology,  Inc.(*)             1,250                    38,437
                                                                      367,506

Electronics  -  Instruments  -  0.5%
Agilent  Technologies,  Inc.(*)               2,049                   100,273
Waters  Corp.(*)                              2,000                   178,000
                                                                      278,273

Electronics  -  Semiconducts  -  5.3%
Altera  Corp(*)                               4,600                   219,650
Applied  Micro  Circuits  Corp.(*)              200                    41,412
Integrated  Device  Technology,  Inc.(*)        700                    63,350
Intel  Corp.                                 38,300                 1,591,844
Linear  Technology  Corp.                     2,000                   129,500
LSI  Logic  Corp.(*)                          3,000                    87,750
Maxim  Integrated  Products(*)                1,200                    96,525
Micron  Technology,  Inc.(*)                  2,300                   105,800
PMC  -  Sierra,  Inc.(*)                        700                   150,675
SDL,  Inc.(*)                                   200                    61,862
Xilinx,  Inc.(*)                              3,700                   316,813
                                                                    2,865,181

Entertainment  -  1.1%
Time  Warner,  Inc.                           7,400                   579,050

Equipment  -  Semiconductors  -  1.8%
Applied  Materials,  Inc.(*)                  8,100                   480,431
Broadcom  Corp.(*)                              700                   170,625
Kla-Tencor  Corp.(*)                          2,000                    82,375
Novellus  Systems,  Inc.(*)                   3,500                   162,969
Teradyne,  Inc.(*)                            2,300                    80,500
                                                                      976,900

Equity  Securities  -  Cont'd                Shares                     Value
Financial  -  Diversified  -  5.1%
AMBAC  Financial  Group,  Inc.                2,000                  $146,500
American  Express  Co.                       14,000                   850,500
Equity  Office  Properties  Trust            10,700                   332,369
Equity  Residential  Properties  Trust        2,200                   105,600
Federal  Home  Loan  Mortgage  Corp.          5,900                   318,969
Federal  National  Mortgage  Assn.           14,200                 1,015,300
Mack-Cali  Realty  Corp.                      1,400                    39,462
                                                                    2,808,700

Foods  -  2.9%
Bestfoods                                     5,400                   392,850
General  Mills,  Inc.                         7,800                   276,900
H.J.  Heinz  Co.                              5,700                   211,256
Kellogg  Co.                                  5,300                   128,194
Mccormick  &  Co.                             7,400                   220,150
Quaker  Oats  Co.                             4,700                   371,887
                                                                    1,601,237

Hardware  &  Tools  -  0.1%
Black  &  Decker  Corp.                       2,200                    75,212

Healthcare  -  Diversified  -  1.8%
IVAX  Corp.(*)                                1,500                    69,000
Johnson  &  Johnson                          10,000                   939,375
                                                                    1,008,375

Healthcare  -  Drugs  -  5.5%
Forest  Laboratories(*)                         800                    91,750
Merck  &  Co.,  Inc.                         17,000                 1,265,437
Pfizer,  Inc.                                25,300                 1,136,919
Schering-Plough  Corp.                       11,000                   511,500
                                                                    3,005,606

Healthcare  -  Hospital  Management  -  0.3%
Universal  Health  Services(*)                2,200                   188,375

Healthcare  -  Managed  Care  -  1.0%
Express  Scripts,  Inc.(*)                      700                    50,575
Oxford  Health  Plans(*)                      3,500                   107,570
Wellpoint  Health  Networks(*)                3,800                   364,800
          522,945

Healthcare  -  Medical  Products  &  Supplies  -  1.2%
Biomet,  Inc.                                 4,500                   157,500
Boston  Scientific  Corp.(*)                  3,900                    64,106
Guidant  Corp.(*)                             1,000                    70,688
Medtronic,  Inc.                              3,200                   165,800
St.  Jude  Medical,  Inc.(*)                  2,700                   137,700
Sybron  International  Corp.(*)               2,800                    67,200
                                                                      662,994

Equity  Securities  -  Cont'd                Shares                     Value
Health  Care  -  Special  Services  -  0.2%
Healthsouth  Corp.(*)                        10,500                   $85,313

Homebuilding  -  0.2%
Rouse  Co.                                    4,600                   114,712

Household  Furniture  &  Appliances  -  0.1%
Whirlpool  Corp.                              1,900                    73,862

Household  Products  Non-Durables  -  0.8%
Colgate-Palmolive  Co.                        9,200                   434,240

Housewares  -  0.1%
Newell  Rubbermaid,  Inc.                     3,200                    73,000

Insurance  -  Life  &  Health  -  1.9%
Aflac,  Inc.                                  2,600                   166,562
American  General  Corp.                      6,500                   507,000
Jefferson-Pilot  Corp.                        2,400                   162,900
Lincoln  National  Corp.                      2,600                   125,125
Torchmark  Corp.                              2,700                    75,094
                                                                    1,036,681

Insurance  -  Multi-Line  -  3.4%
American  International  Group               13,324                 1,274,940
Cigna  Corp.                                  4,400                   459,360
Hartford  Financial  Services                 1,300                    94,819
                                                                    1,829,119

Insurance  -  Property  &  Casualty  -  0.3%
Cincinnati  Financial  Corp.                  2,800                    99,400
MGIC  Investment  Corp.                         800                    48,900
                                                                      148,300

Insurance  Brokers  -  0.1%
Marsh  &  McLennan  Co.'s                       700                    92,925

Investment  Banking/Brokers  -  0.9%
A.G.  Edwards,  Inc.                          1,300                    68,006
Charles  Schwab  Corp.                       11,500                   408,250
                                                                      476,256

Investment  Management  -  0.8%
Franklin  Resources,  Inc.                    2,400                   106,632
Stilwell  Financial,  Inc.(*)                 7,400                   321,900
                                                                      428,532

Leisure  Time  Products  -  0.3%
Harley-Davidson,  Inc.                        3,000                   143,625

Machinery  -  Diversified  -  0.3%
Dover  Corp.                                  4,000                   187,750

Equity  Securities  -  Cont'd                Shares                     Value
Manufacturing  -  Diversified  -  1.2%
Danaher  Corp.                                2,800                  $139,300
Illinois  Tool  Works                         6,470                   361,511
Parker  Hannifin  Corp.                       5,200                   175,500
                                                                      676,311

Manufacturing  -  Specialized  -  0.8%
Avery  Dennison  Corp.                        4,900                   227,238
Jabil  Circuit,  Inc.(*)                        900                    51,075
Sealed  Air  Corp.(*)                         3,900                   176,475
                                                                      454,788

Natural  Gas  -  2.3%
Columbia  Energy  Group                       2,500                   177,500
EL  Paso  Energy  Corp.                       5,100                   314,287
KeySpan  Corp.                                7,400                   296,925
Kinder  Morgan,  Inc.                         4,200                   171,938
Sempra  Energy                               13,900                   289,294
                                                                    1,249,944

Office  Equipment  &  Supplies  -  0.1%
Pitney  Bowes,  Inc.                          1,900                    74,931


Oil  &  Gas  -  Drilling  &  Equipment  -  1.2%
Cooper  Cameron  Corp.(*)                     4,100                   302,119
Smith  International,  Inc.(*)                4,200                   342,562
                                                                      644,681

Oil  &  Gas  -  Exploration  &  Production  -  2.8%
Anadarko  Petroleum  Corp.                   10,800                   717,768
EOG  Resources,  Inc.                        21,500                   835,813
                                                                    1,553,581

Personal  Care  -  0.6%
Gillette  Co.                                11,100                   342,712

Power  Producers  -  Independents  -  1.1%
Calpine  Corp.(*)                             5,600                   584,500

Publishing  -  0.8%
McGraw-Hill  Co.'s,  Inc.                     7,100                   451,294

Publishing  -  Newspapers  -  0.6%
A.H.  Belo  Corp.                             4,900                    90,344
New  York  Times  Co.                         6,100                   239,806
                                                                      330,150

Railroads  -  0.0%
Kansas  City  Southern  Industries,  Inc.     1,850                    16,072

Equity  Securities  -  Cont'd                Shares                     Value
Restaurants  -  0.6%
Brinker  International,  Inc.(*)              2,800                   $84,350
Darden  Restaurants,  Inc.                   12,500                   260,156
                                                                      344,506

Retail  -  Building  Supplies  -  1.4%
Home  Depot,  Inc.                           12,300                   652,669
Lowe's  Co.'s                                 2,300                   103,212
                                                                      755,881

Retail  -  Computers  &  Electronics  -  0.3%
Best  Buy  Co.,  Inc.(*)                      2,700                   171,788


Retail  -  Department  Stores  -  0.3%
Kohls  Corp.(*)                               3,200                   184,600

Retail  -  General  Merchandise  -  0.8%
Costco  Wholesale  Corp.(*)                   6,800                   237,575
Target  Corp.                                 7,600                   194,750
                                                                      432,325

Retail  -  Specialty  -  0.2%
Avon  Products,  Inc.                         2,300                    94,013

Retail  -  Specialty  Apparel  -  0.1%
Gap,  Inc.                                    3,725                    74,966

Services  -  Advertising  &  Marketing  -  0.5%
CMGI,  Inc.(*)                                1,900                    53,081
Omnicom  Group                                2,000                   145,875
TMP  Worldwide,  Inc.(*)                        700                    56,350
                                                                      255,306

Services  -  Commercial  &  Consumer  -  0.3%
Dun  &  Bradstreet  Corp.                      2,000                   68,875
Viad  Corp.                                    3,600                   95,625
                                                                      164,500

Services  -  Computer  Systems  -  0.7%
Comdisco,  Inc.                                5,500                  104,844
Electronic  Data  Systems  Corp.               4,300                  178,450
Sapient  Corp.(*)                                200                    8,138
Sungard  Data  Systems,  Inc.(*)               1,700                   72,781
                                                                      364,213

Services  -  Data  Process  -  1.6%
Automatic  Data  Processing                    2,900                  193,937
First  Data  Corp.                             7,000                  273,438
Paychex,  Inc.                                 8,100                  425,250
                                                                      892,625

Equity  Securities  -  Cont'd                 Shares                    Value
Specialty  Printing  -  0.3%
R.R.  Donnelley  &  Sons  Co.                  6,200                 $152,288

Telecommunications  -  Cellular  &  Wireless  -  0.4%
Nextel  Communications,  Inc.(*)               5,200                  243,100

Telecommunications  -  Long  Distance  -  0.2%
Nextlink  Communications(*)                    1,600                   56,300
NTL,  Inc.(*)                                  1,150                   53,259
                                                                      109,559

Telephone  -  5.3%
Alltel  Corp.                                  7,100                  370,531
Bellsouth  Corp.                              19,000                  764,750
Qwest  Communications  International(*)        1,600                   76,900
SBC  Communications,  Inc.                    30,538                1,526,900
Telephone  &  Data  Systems,  Inc.             1,300                  143,910
                                                                    2,882,991

Textiles  -  Apparel  -  0.2%
Liz  Claiborne,  Inc.                          2,600                  100,100

Trucks  &  Parts  -  0.3%
Paccar,  Inc.                                  4,000                  148,250


          TOTAL  INVESTMENTS  (Cost  $42,858,917)  -  98.3%        53,701,368
          Other  assets  and  liabilities, net - 1.7%                 905,670
          Net  Assets  -  100%                                    $54,607,038


(+)  This  security  was  valued  by  the  Board  of  Trustees.  See  Note  A.
() Colson Services Corporation is the collection, and transfer agent for certain of the Fund's U.S. Government guaranteed variable rate loans. Each depository receipt pertains to a set, grouped by interest rate, of these loans. (*) Non-income producing.
( ) Represents rates in effect at September 30, 2000, after regularly scheduled adjustments on such date. Interest rates adjust monthly and or quarterly, generally at the beginning of the month or calendar quarter, or semiannually based on prime plus contracted adjustments. As of September 30, 2000, the prime rate was 9.50%.
(#) Restricted securities represent, 2.3% of net assets for Balanced, 1.8% for Bond, and 0.4% for Equity.
(^) These certificates of deposit are fully insured by agencies of the federal government.
(a)  See  Note  B.
(b)  This  security  is  in  default.


Explanation of Guarantees:       Abbreviations:
BPA: Bond Purchase Agreement     Calstrs: California State Teachers Retirement
                                          System
GA: Guarantee  Agreement         COPs:  Certificates  of  Participation
INSUR:  Insurance                FGIC: Financial Guaranty Insurance Company
LOC:  Letter  of  Credit         GO:  General  Obligation
                                 IDA:  Industrial  Development  Authority
                                 MBIA: Municipal Bond Insurance Association
                                 MFH: Multi-family Housing
                                 FHLB:  Federal Home Loan Bank
                                 FNMA: Federal National Mortgage Association
                                 VRDN:  Variable  Rate  Demand  Notes

See  notes  to  financial  statements.

statements  of  assets  and  liabilities
September  30,  2000


                                  money
                                 market        balanced                  bond
assets                        portfolio       portfolio             portfolio
Investments  in  securities,  at  value  -
see accompanying schedules $204,078,563    $783,564,828           $80,513,474
Cash                            159,326       1,367,790               272,354
Receivable for securities sold  500,000      35,752,249            13,483,691
Receivable  for  shares  sold   637,678         199,180               770,781
Interest & dividends receivable
                              2,006,108       5,725,352             1,028,453
Other  assets                    10,938         323,176               144,384
     Total  assets          207,392,613     826,932,575            96,213,137


liabilities
Payable  to  bank                90,320               -                     -
Payable for securities purchased      -      40,890,051            18,439,118
Payable for shares redeemed     257,993       1,357,160                86,381
Payable to Calvert Asset Management, Inc.
                                 91,972         386,015                35,799
Payable to Calvert Administrative Services Co.
                                 34,143         172,356                18,250
Payable to Calvert Shareholders Services, Inc.
                                 17,902          17,619                 2,588
Payable to Calvert Distributors, Inc.
                                      -         163,667                15,384
Accrued  expenses  and other liabilities
                                146,904         217,392                32,711
     Total  liabilities         639,234      43,204,260            18,630,231
          Net  Assets      $206,753,379    $783,728,315           $77,582,906


net  assets  consist  of:
Paid-in  capital  applicable  to  the  following  shares  of  beneficial interest,  unlimited  number  of  no  par  value  shares  authorized:
   Money  Market  Portfolio:
     206,853,070 shares outstanding
                          $206,809,768
   Balanced  Portfolio:
    Class A: 21,226,178 shares outstanding $565,279,502
    Class  B:  411,251  shares  outstanding  13,577,209
    Class  C:  466,252  shares  outstanding  14,462,035
    Class  I:  1,496,590  shares outstanding 50,871,884
     Bond  Portfolio:
       Class  A:  4,651,348  shares  outstanding                  $75,069,376
               Class  B: 210,078 shares outstanding                 3,372,959
               Class  C: 118,246 shares outstanding                 1,911,944
               Class  I:  66,813 shares outstanding                 1,038,433
Undistributed net investment income
                                10,272        2,175,695                 7,153
Accumulated  net realized gain (loss) on investments
                               (66,661)      47,626,384           (1,067,791)
Net  unrealized  appreciation  (depreciation)
     on  investments  and  assets  and  liabilities
     in foreign currencies           -       89,735,606           (2,749,168)
        Net Assets        $206,753,379     $783,728,315           $77,582,906







See  notes  to  financial  statements.

net  asset  value  per  share
Money  Market  Portfolio        $1.00
Balanced  Portfolio:
  Class A: (based on net assets of $705,355,282)
                                    .          $33.23
  Class B: (based on net assets of $13,579,687)
                                               $33.02
  Class C: (based on net assets of $15,263,475)
                                               $32.74
  Class I: (based on net assets of $49,529,871)
                                               $33.10
Bond  Portfolio:
  Class A: (based on net assets of $71,524,990)                        $15.38
  Class B: (based on net assets of $3,220,129)                         $15.33
  Class C: (based on net assets of $1,809,794)                         $15.31
  Class I: (based on net assets of $1,027,993)                         $15.39










































































































See  notes  to  financial  statements.

statements  of  assets  and  liabilities
September  30,  2000

                                                                      managed
                                             equity                     index
assets                                    portfolio                 portfolio
Investments  in  securities,  at  value  -  see  accompanying  schedules
                                       $286,118,922               $53,701,368
Cash                                      1,022,202                 1,226,617
Receivable  for  securities  sold         9,721,269                         -
Receivable  for  shares  sold             1,081,121                   125,490
Interest  &  dividends  receivable          217,444                    44,032
Other  assets                                16,856                     9,381
     Total  assets                      298,177,814                55,106,888

liabilities
Payable  for  securities  purchased      12,421,817                   299,839
Payable  for  shares  redeemed              243,210                   123,862
Payable to Calvert Asset Management, Inc.   140,147                    31,120
Payable  to  Calvert  Administrative  Services  Company
                                             46,799                     5,873
Payable to Calvert Shareholders Services, Inc.
                                             13,165                     1,391
Payable  to  Calvert  Distributors,  Inc.    79,612                    13,595
Accrued  expenses  and  other  liabilities   61,240                    24,170
     Total  liabilities                  13,005,990                   499,850
               Net  Assets             $285,171,824               $54,607,038

net  assets  consist  of:
Paid-in  capital  applicable  to  the  following  shares  of  beneficial interest,  unlimited  number  of  no  par  value  shares  authorized:
 Equity  Portfolio
 Class A: 7,286,413 shares outstanding $159,232,370
 Class B: 665,703 shares outstanding     19,131,132
 Class C: 666,660 shares outstanding     16,473,725
 Class I: 85,235 shares outstanding       2,440,450
 Managed Index Portfolio
 Class A: 1,066,889 shares outstanding  $17,873,573
 Class B: 336,416 shares outstanding      5,591,412
 Class C: 239,913 shares outstanding      4,132,242
 Class I: 1,105,742 shares outstanding   16,570,955
Accumulated  net  realized  gain  (loss) on investments
                                         13,438,899                 (403,595)
Net  unrealized  appreciation  (depreciation)  on  investments
                                         74,455,248                10,842,451
               Net  Assets             $285,171,824               $54,607,038

net  asset  value  per  share
Equity  Portfolio:
     Class  A  (based  on  net  assets  of  $240,843,567)              $33.05
     Class  B  (based  on  net  assets  of  $21,416,433)               $32.17
     Class  C  (based  on  net  assets  of  $20,086,185)               $30.13
     Class  I  (based  on  net  assets  of  $2,825,639)                $33.15
Managed  Index  Portfolio:
     Class  A  (based  on  net  assets of $21,239,293)                 $19.91
     Class  B  (based  on  net  assets  of $6,531,397)                 $19.41
     Class  C  (based  on  net  assets  of $4,673,828)                 $19.48
     Class  I  (based  on  net  assets of $22,162,520)                 $20.04
See  notes  to  financial  statements.

Statements  of  Operations
Year  Ended  September  30,  2000

                                Money
                               Market         Balanced                   Bond
Net  Investment  Income     Portfolio        Portfolio              Portfolio
Investment  Income:
     Interest  income     $12,892,126      $25,441,116             $5,664,478
     Dividend  income               -        3,405,919                104,250
       Total investment income
                           12,892,126       28,847,035              5,768,728

Expenses:
     Investment advisory fee  622,860        3,201,662                250,572
     Transfer agency fees and expenses
                              465,345        1,212,428                177,076
     Administrative fees      415,240        2,128,681                187,840
     Distribution  Plan  expenses:
          Class  A                  -        1,736,951                132,728
          Class  B                  -          121,659                 29,770
          Class  C                  -          144,586                 17,520
     Trustees'  fees  and  expenses
                               45,371          102,803                 15,622
     Custodian  fees           44,986          174,014                 29,696
     Registration  fees        26,073           57,732                 32,691
     Reports to shareholders   80,281          197,801                 22,072
     Professional  fees        24,283           74,330                 12,295
     Miscellaneous             23,056          169,635                  6,797
           Total expenses   1,747,495        9,322,282                914,679
               Reimbursement  from  Advisor:
                    Class  I        -                -                (2,683)
         Fees paid indirectly (44,840)        (143,210)              (34,922)
            Net expenses    1,702,655        9,179,072                877,074

     Net Investment Income 11,189,471       19,667,963              4,891,654

Realized  and  Unrealized
Gain  (Loss)  on  Investments
Net  realized  gain  (loss)  on:
     Investments              (18,568)      50,556,889                264,223
   Foreign currency transactions    -          (24,962)                     -
     Futures                        -           31,711                 80,852
                              (18,568)      50,563,638                345,075

Change  in  unrealized  appreciation  or  (depreciation):
     Securities                     -       21,712,801            (1,203,025)
     Assets  and  liabilities  denominated
          in  foreign  currencies   -           (4,504)                     -
     Futures                        -         (220,469)              (28,605)
                                    -       21,487,828            (1,231,630)

  Net  Realized  and  Unrealized
  Gain (Loss) on Investments  (18,568)      72,051,466              (886,555)

  Increase  (Decrease)  in  Net  Assets
  Resulting From Operations
                          $11,170,903      $91,719,429             $4,005,099

See  notes  to  financial  statements.

Statements  of  Operations
Year  Ended  September  30,  2000


                                            Equity              Managed Index
Net  Investment  Income                   Portfolio                 Portfolio
Investment  Income:
     Interest  income                      $426,141                    $5,981
     Dividend  income                     1,873,176                   532,551
          Total  investment  income       2,299,317                   538,532

Expenses:
     Investment  advisory  fee            1,235,345                   241,536
     Transfer agency fees and expenses      578,768                    76,292
     Administrative  fees                   502,182                    61,800
     Distribution  Plan  expenses:
          Class  A                          493,375                    44,382
          Class  B                          145,392                    54,093
          Class  C                          155,759                    38,232
     Trustees'  fees  and  expenses          44,567                    11,837
     Custodian  fees                         31,534                    58,490
     Registration  fees                      63,341                    36,798
     Reports  to  shareholders               76,144                     6,035
     Professional  fees                      27,709                    10,488
     Miscellaneous                           30,348                    52,303
               Total  expenses            3,384,464                   692,286
               Reimbursement  from  Advisor:
                    Class  A                      -                  (33,627)
                    Class  I                 (7,828)                 (24,796)
               Fees  paid  indirectly      (346,874)                 (39,519)
                    Net  expenses         3,029,762                   594,344

               Net Investment Income (Loss)(730,445)                 (55,812)

Realized  and  Unrealized
Gain  (Loss)  on  Investments
Net  realized  gain  (loss)              17,263,093                   129,992
Change  in  unrealized  appreciation  or (depreciation)
                                         41,611,204                 7,319,477

         Net  Realized  and  Unrealized
         Gain  (Loss)  on  Investments   58,874,297                 7,449,469

         Increase  (Decrease)  in  Net  Assets
         Resulting From Operations      $58,143,852                $7,393,657


See  notes  to  financial  statements.

Money  Market  Portfolio
Statements  of  Changes  in  Net  Assets

                                             Year Ended            Year Ended
                                             September 30,      September 30,
Increase  (Decrease)  in  Net  Assets            2000                    1999
Operations:
     Net  investment  income                   $11,189,471         $8,325,906
     Net  realized  gain  (loss)                   (18,568)          (40,476)

          Increase  (Decrease)  in  Net  Assets
          Resulting  From  Operations           11,170,903          8,285,430

Distributions  to  shareholders  from
     Net  investment  income                   (11,180,235)       (8,337,453)

Capital  share  transactions:
     Shares  sold                              280,340,772        210,031,383
     Reinvestment  of  distributions             9,843,982          7,715,268
     Shares  redeemed                         (277,362,777)     (196,454,418)
      Total capital share transactions          12,821,977         21,292,233

     Total Increase (Decrease) in Net Assets    12,812,645         21,240,210

Net  Assets
Beginning  of  year                            193,940,734        172,700,524
End  of  year  (including  undistributed  net  investment
 income of $10,272 and $1,036, respectively) $206,753,379       $193,940,734

Capital  Share  Activity
Shares  sold                                  280,340,772        210,031,383
Reinvestment  of  distributions                 9,843,982          7,715,268
Shares  redeemed                             (277,362,777)     (196,454,418)
     Total  capital  share  activity           12,821,977         21,292,233


See  notes  to  financial  statements.

Balanced  Portfolio
Statements  of  Changes  in  Net  Assets

                                         Year Ended                Year Ended
                                       September 30,            September 30,
Increase  (Decrease)  in  Net  Assets        2000                     1999
Operations:
     Net  investment  income             $19,667,963              $15,298,571
     Net  realized  gain  (loss)          50,563,638               45,309,467
     Change  in  net  unrealized  appreciation  or  (depreciation)
                                          21,487,828               18,694,553

          Increase  (Decrease)  in  Net  Assets
          Resulting  From  Operations     91,719,429               79,302,591

Distributions  to  shareholders  from
     Net  investment  income:
          Class  A  Shares               (17,641,683)            (14,415,933)
          Class  B  Shares                  (188,534)                (73,369)
          Class  C  Shares                  (215,389)               (132,117)
          Class  I  Shares                  (733,527)               (172,938)
     Net  realized  gain:
          Class  A  Shares               (44,500,009)            (69,564,483)
          Class  B  Shares                  (707,628)               (412,084)
          Class  C  Shares                  (867,033)             (1,218,576)
          Class  I  Shares                  (856,443)                       -
               Total  distributions      (65,710,246)            (85,989,500)

Capital  share  transactions:
     Shares  sold:
          Class  A  Shares                52,437,627               91,353,892
          Class  B  Shares                 4,913,689                7,831,875
          Class  C  Shares                 3,413,432                3,839,839
          Class  I  Shares                37,788,984               14,958,479
     Reinvestment  of  distributions:
          Class  A  Shares                57,776,773               77,715,083
          Class  B  Shares                   765,377                  442,318
          Class  C  Shares                 1,029,216                1,313,120
          Class  I  Shares                 1,589,970                  172,938
     Shares  redeemed:
          Class  A  Shares              (139,176,804)           (128,868,511)
          Class  B  Shares                (2,399,106)               (637,645)
          Class  C  Shares                (3,322,536)             (2,823,028)
          Class  I  Shares                (2,766,927)               (871,876)
          Total capital share transactions
                                          12,049,695               64,426,484

     Total  Increase  (Decrease)  in  Net  Assets
                                          38,058,878               57,739,575

Net  Assets
Beginning  of  year                      745,669,437              687,929,862
End  of  year  (including  undistributed  net  investment
     income  of  $2,175,695  and  $1,411,887,  respectively)
                                        $783,728,315             $745,669,437

See  notes  to  financial  statements.

Balanced  Portfolio
Statements  of  Changes  in  Net  Assets

Balanced  Portfolio  (Cont'd)
                                            Year Ended             Year Ended
                                          September 30,         September 30,
Capital  Share  Activity                       2000                      1999
Shares  sold:
     Class  A  Shares                         1,613,688             2,754,181
     Class  B  Shares                           151,738               237,115
     Class  C  Shares                           107,034               117,332
     Class  I  Shares                         1,112,917               439,482
Reinvestment  of  distributions:
     Class  A  Shares                         1,804,983             2,401,960
     Class  B  Shares                            24,083                13,727
     Class  C  Shares                            32,678                41,161
     Class  I  Shares                            49,359                 5,340
Shares  redeemed:
     Class  A  Shares                        (4,241,049)          (3,875,939)
     Class  B  Shares                           (74,558)             (19,294)
     Class  C  Shares                          (103,933)             (86,273)
     Class  I  Shares                           (84,532)             (25,976)
          Total  capital  share  activity       392,408             2,002,816

See  notes  to  financial  statements.

Bond  Portfolio
Statements  of  Changes  in  Net  Assets

                                          Year Ended               Year Ended
                                       September 30,            September 30,
Increase  (Decrease)  in  Net  Assets         2000                    1999
Operations:
     Net  investment  income              $4,891,654               $4,000,958
     Net  realized  gain  (loss)             345,075              (1,206,656)
     Change  in  net  unrealized  appreciation  or  (depreciation)
                                          (1,231,630)             (2,006,821)

          Increase  (Decrease)  in  Net  Assets
          Resulting  From  Operations      4,005,099                  787,481

Distributions  to  shareholders  from
     Net  investment  income:
          Class  A  Shares                (4,589,743)             (3,857,771)
          Class  B  Shares                  (174,216)                (82,794)
          Class  C  Shares                   (99,724)                (56,844)
          Class  I  Shares                   (38,433)                       -
     Net  Realized  Gain:
          Class  A  Shares                   (31,268)             (2,196,195)
          Class  B  Shares                    (1,372)                (46,303)
          Class  C  Shares                      (907)                (21,407)
               Total  distributions       (4,935,663)             (6,261,314)

Capital  share  transactions:
     Shares  sold:
          Class  A  Shares                17,255,050               18,457,885
          Class  B  Shares                 1,184,383                2,587,501
          Class  C  Shares                   608,696                1,707,478
          Class  I  Shares                 1,000,000                        -
     Reinvestment  of  distributions:
          Class  A  Shares                 3,739,452                4,916,147
          Class  B  Shares                   140,920                  106,520
          Class  C  Shares                    89,015                   73,545
          Class  I  Shares                    38,433                        -
     Shares  redeemed:
          Class  A  Shares               (15,547,073)            (16,966,539)
          Class  B  Shares                  (847,730)               (353,418)
          Class  C  Shares                  (643,767)               (321,828)
          Total capital share transactions 7,017,379               10,207,291

   Total Increase (Decrease) In Net Assets 6,086,815                4,733,458


Net  Assets
Beginning  of  year                       71,496,091               66,762,633
End  of  year  (including  undistributed  net  investment
  income of $7,153 and $ 25,363, respectively)
                                         $77,582,906              $71,496,091





See  notes  to  financial  statements.

Bond  Portfolio
Statements  of  Changes  in  Net  Assets

Bond  Portfolio  (Cont'd)
                                         Year Ended                Year Ended
                                       September 30,            September 30,
Capital  Share  Activity                   2000                       1999
Shares  sold:
     Class  A  Shares                      1,128,752                1,150,952
     Class  B  Shares                         77,729                  160,849
     Class  C  Shares                         39,711                  106,537
     Class  I  Shares                         64,267                        -
Reinvestment  of  distributions:
     Class  A  Shares                        245,118                  307,125
     Class  B  Shares                          9,269                    6,698
     Class  C  Shares                          5,855                    4,630
     Class  I  Shares                          2,546                        -
Shares  redeemed:
     Class  A  Shares                     (1,017,770)             (1,060,295)
     Class  B  Shares                        (55,416)                (22,132)
     Class  C  Shares                        (42,019)                (20,165)
       Total capital share activity          458,042                  634,199























See  notes  to  financial  statements.

Equity  Portfolio
Statements  of  Changes  in  Net  Assets

                                        Year Ended                 Year Ended
                                      September 30,             September 30,
Increase  (Decrease)  in  Net  Assets     2000                       1999
Operations:
     Net  investment  income  (loss)      ($730,445)               ($618,147)
     Net  realized  gain  (loss)         17,263,093                13,652,242
     Change  in  net  unrealized  appreciation  or  (depreciation)
                                         41,611,204                30,148,335

          Increase  (Decrease)  in  Net  Assets
          Resulting  From  Operations    58,143,852                43,182,430

Distributions  to  shareholders  from
     Net  realized  gain:
          Class  A  Shares              (11,666,158)                 (83,481)
          Class  B  Shares                 (628,710)                  (1,579)
          Class  C  Shares                 (832,633)                  (4,329)
          Class  I  Shares                 (146,750)                        -
               Total  distributions     (13,274,251)                 (89,389)

Capital  share  transactions:
     Shares  sold:
          Class  A  Shares               63,510,764                31,878,104
          Class  B  Shares               12,279,735                 6,514,656
          Class  C  Shares                9,179,785                 4,358,040
          Class  I  Shares                2,293,700                         -
     Reinvestment  of  distributions:
          Class  A  Shares               10,635,324                    81,223
          Class  B  Shares                  502,661                     1,161
          Class  C  Shares                  751,372                     4,064
          Class  I  Shares                  146,750                         -
     Shares  redeemed:
          Class  A  Shares              (39,793,723)             (34,955,133)
          Class  B  Shares               (1,584,105)                (512,194)
          Class  C  Shares               (2,787,035)              (1,630,469)
          Class  I  Shares                        -                         -
           Total capital share transactions
                                         55,135,228                 5,739,452

     Total Increase (Decrease) in Net Assets
                                        100,004,829                48,832,493

Net  Assets
Beginning  of  year                     185,166,995               136,334,502
End  of  year                          $285,171,824              $185,166,995










See  notes  to  financial  statements.

Equity  Portfolio
Statements  of  Changes  in  Net  Assets

Equity  Portfolio  (Cont'd)
                                         Year Ended                Year Ended
                                      September 30,             September 30,
Capital  Share  Activity                   2000                       1999
Shares  sold:
     Class  A  Shares                     2,034,206                 1,170,174
     Class  B  Shares                       397,568                   238,209
     Class  C  Shares                       319,233                   169,101
     Class  I  Shares                        80,143                         -
Reinvestment  of  distributions:
     Class  A  Shares                       369,154                     3,247
     Class  B  Shares                        17,806                        47
     Class  C  Shares                        28,438                       174
     Class  I  Shares                         5,092                         -
Shares  redeemed:
     Class  A  Shares                    (1,277,023)              (1,333,181)
     Class B Shares                         (51,828)                 (18,546)
     Class  C  Shares                       (97,563)                 (67,591)
     Class  I  Shares                             -                         -
          Total capital share activity    1,825,226                   161,634






















See  notes  to  financial  statements.

Managed  Index  Portfolio
StatementS  of  Changes  in  Net  Assets

                                         Year Ended                Year Ended
                                      September 30,             September 30,
Increase  (Decrease)  in  Net  Assets       2000                         1999
Operations:
     Net  investment  income  (loss)       ($55,812)                  $85,019
     Net  realized  gain  (loss)            129,992                 (429,247)
     Change  in  net  unrealized  appreciation  or  (depreciation)
                                          7,319,477                 5,589,849

          Increase  (Decrease)  in  Net  Assets
          Resulting  From  Operations     7,393,657                 5,245,621

Distributions  to  shareholders  from
 Net  investment  income:
     Class  A  Shares                       (11,951)                 (20,045)
     Class  I  Shares                       (50,072)                 (49,962)
          Total  distributions              (62,023)                 (70,007)

Capital  share  transactions:
     Shares  sold:
          Class  A  Shares                8,395,512                 8,471,192
          Class  B  Shares                2,400,445                 3,161,704
          Class  C  Shares                2,051,975                 2,218,849
          Class  I  Shares                  117,931                    36,679
     Reinvestment  of  distributions:
          Class  A  Shares                   11,418                    18,852
          Class  I  Shares                   50,069                    49,962
     Shares  redeemed:
          Class  A  Shares               (2,007,985)              (1,802,845)
          Class  B  Shares                 (697,484)                (325,223)
          Class  C  Shares                 (340,036)                (219,616)
          Class  I  Shares                 (146,233)                 (14,552)
          Total capital share transactions
                                          9,835,612                11,595,002

     Total Increase (Decrease) in Net Assets
                                         17,167,246                16,770,616

Net  Assets
Beginning  of  year                      37,439,792                20,669,176
End  of  year  (including  undistributed  net  investment
 income of $0 and $57,317, respectively)$54,607,038               $37,439,792









See  notes  to  financial  statements.

Managed  Index  Portfolio
StatementS  of  Changes  in  Net  Assets

Managed  Index  Portfolio  (Cont'd)
                                         Year Ended                Year Ended
                                      September 30,             September 30,
Capital  Share  Activity                   2000                        1999
Shares  sold:
     Class  A  Shares                       442,428                   510,134
     Class  B  Shares                       128,665                   192,698
     Class  C  Shares                       110,304                   131,088
     Class  I  Shares                         6,071                     2,095
Reinvestment  of  distributions:
     Class  A  Shares                           608                     1,166
     Class  I  Shares                         2,659                     3,084
Shares  redeemed:
     Class  A  Shares                      (104,538)                (107,827)
     Class  B  Shares                       (38,143)                 (19,076)
     Class  C  Shares                       (17,989)                 (12,853)
     Class  I  Shares                        (7,318)                    (856)
          Total  capital  share  activity   522,747                   699,653
































See  notes  to  financial  statements.

Notes  to  Financial  Statements

Note  A  -  Significant  Accounting  Policies
General: The Calvert Social Investment Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with five separate portfolios: Money Market, Balanced, Bond, Equity and Managed Index. Money Market, Balanced, Equity and Managed Index are registered as diversified portfolios and Bond as a non-diversified portfolio. Money Market shares are sold without sales charge. Balanced, Bond, Equity and Managed Index have Class A, Class B, Class C and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Effective November 1, 1999 and March 31, 2000, Equity and Bond Portfolios, respectively, began to offer Class I shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign security prices, furnished by quotation services in the security's local currency, are translated using the current U.S. dollar exchange rate. All securities held by Money Market are valued at amortized cost which approximates market. The Fund may invest in securities whose resale is subject to restrictions. Restricted securities and other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.
The following securities were valued by the Board of Trustees as of September 30, 2000:
                                  Total Investments           % of Net Assets
Balanced                                $17,542,066                      2.2%
Bond                                        526,511                      0.7%
Equity                                    1,332,965                      0.5%

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates. Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Foreign Currency Transactions: The Fund's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market and Bond, quarterly by Balanced and annually by Equity and Managed Index. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees are paid indirectly by credits earned on each Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Note  B  -  Related  Party  Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives monthly fees based on the following annual rates of average daily net assets:

Money  Market                        .30%
Balanced:
     First  $500  Million           .425%
     Next  $500  Million             .40%
     Over  $1  Billion              .375%
Bond                                 .35%
Equity                               .50%
Managed  Index                       .60%

The Advisor contractually reimbursed, Bond, Equity and Managed Index for expenses of $2,683, $7,828 and $58,423, respectively, for the year ended September 30, 2000.
Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B, and Class C shares, allow the Portfolios to pay the Distributor for expenses and services associated with distribution of shares. The expenses of Money Market are limited to .25% annually of average daily net assets. The expenses paid may not exceed .35%, 1.0%, and 1.0% annually of average daily net assets of each Class A, Class B, and Class C for Balanced, Bond and Equity, respectively. The expenses paid may not exceed .25%, 1.0%, and 1.0% annually of average daily net assets of each Class A, Class B, and Class C for Managed Index. Class I for Balanced, Bond, Equity, and Managed Index does not have Distribution Plan expenses.
The Distributor received the following amounts as its portion of the commissions charged on sales of the Funds shares for the year ended September 30, 2000:
$282,317 for Balanced, $33,960 for Bond, $164,518 for Equity, and $9,626 for Managed Index.
Calvert Shareholder Services, Inc. (CSSI), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $225,212, $239,980, $34,327, $157,613, and $16,765 for the year ended September 30, 2000 for Money Market, Balanced, Bond, Equity and Managed Index, respectively. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.
Calvert Administrative Services Company (CASC), and affiliate of the Advisor, provides administrative services for the Fund. For providing such services, CASC receives an annual fee, payable monthly, based on the following annual rates of average daily net assets:
Money  Market                             .20%
Balanced  (Class  A,  B,  &  C)          .275%
Balanced  (Class  I)                     .125%
Bond  (Class  A,  B,  &  C)               .30%
Bond  (Class  I)                          .10%
Equity  (Class  A,  B,  &  C)             .20%
Equity  (Class  I)                        .10%
Managed  Index  (Class  A,  B,  &  C)     .15%
Managed  Index  (Class  I)                .10%
The Fund invests in Community Investment Notes issued by the Calvert Social Investment Foundation (the "CSI Foundation"). The CSI Foundation is a 501(c)(3) non-profit organization that receives in-kind support from the Calvert Group, Ltd. and its subsidiaries. The Fund has received from the Securities and Exchange Commission a "no-action" letter permitting the Fund to make investments in these notes under certain conditions, such conditions of which are being met. The CSI Foundation provided certain administrative services to the Fund. These services included a due diligence review for each potential organization which is being considered for a high social impact investment ("HSI investment"). The services also included an annual review thereafter, investment monitoring, quarterly reporting to the Fund Board, notification of any event of information that may affect the value of an investment, and other incidental services. For providing such services, the CSI Foundation received an annual fee, paid quarterly of 1.00% of the Fund's average daily net assets invested in HSI investments. Effective July 1, 2000, the Fund no longer pays any fees to the CSI Foundation.
Each Trustee of the Funds who is not affiliated with the Advisor receives an annual fee of $15,430 plus $600 for each Board and Committee meeting attended. Additional fees of up to $10,000 annually may be paid to the Chairperson of special committees of the Board. Trustees' fees are allocated to each of the funds in the series served.
Fusion Capital (formerly Umbono), an affiliate of Balanced due to a 25% ownership of the voting securities, was purchased at a cost of $5,488,708 for 19,872,196 shares.

Note  C  -  Investment  Activity
During the year, purchases and sales of investments, other than short-term securities, were:
                    Managed
                    Balanced           Bond            Equity           Index
Purchases:    $1,347,937,558    656,822,668      $151,106,408     $29,566,297
Sales:         1,404,106,571    657,024,926       114,549,498      20,381,070

Money  Market  held  only  short-term  investments.
The cost of investments owned at September 30, 2000 was substantially the same for federal income tax and financial reporting purposes for each Portfolio. The following table presents the components of net unrealized appreciation (depreciation) and the net realized capital loss carryforwards as of September 30, 2000 with expiration dates:
                   Money                                              Managed
                   Market      Balanced       Bond         Equity       Index
Unrealized appreciation
                        -  $127,706,862   $516,195    $81,425,573 $13,037,460
Unrealized  depreciation
                        -    37,743,023  3,236,758     6,970,325    2,195,009
Net  appreciation/(depreciation)
                        -    89,963,839 (2,720,563)   74,455,248   10,842,451
Capital  loss  carryforward
                  $48,544             -    491,291             -      386,615
Expiration  dates
                2002-2008             -       2008             -         2007

Capital losses may be utilized to offset current and future capital gains until expiration.
As a cash management practice, Portfolios may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. For the year ended September 30, 2000, the Fund effected transactions with other Calvert Portfolios, which resulted in net realized gains (losses) on sales of securities of ($2,788,000) for Balanced and $17,018 for Bond. The purchases and sales transactions, executed at independently derived prices pursuant to Rule 17a-7 under the Investment Company Act of 1940, were:
                                               Balanced                  Bond
Purchases                                  $310,976,645           $20,107,010
Sales                                       291,936,470            26,491,415

Note  D  -  Line  of  Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Managed Index, CVS Ameritas Index 500 and Calvert Social Index Fund) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Money Market Portfolio had $90,320 outstanding borrowings at an interest rate of 7.25% at September 30, 2000. There were no other Portfolios with loans outstanding pursuant to this line of credit at September 30, 2000.

Change  in  Independent  Auditor
In September 2000, PricewaterhouseCoopers LLP (PricewaterhouseCoopers) resigned in the normal course of business as independent auditor for the Calvert Group Funds. Arthur Andersen LLP (Arthur Andersen) was selected as the Fund's independent auditor. The Funds' selection of Arthur Andersen as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.
The reports on the financial statements audited by PricewaterhouseCoopers for the years ended September 30, 1999 and prior for the Funds did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and PricewaterhouseCoopers on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.



Tax  Information  (Unaudited)
The Fund designates $46,931,113 and $13,274,251 as 20% capital gain dividends paid during the taxable year ended September 30, 2000 for Balanced and Equity, respectively.

Money  Market  Portfolio
Financial  Highlights

                                                   Years  Ended
                                       September 30,            September 30,
                                           2000                     1999
Net  asset  value,  beginning                  $1.00                    $1.00
Income  from  investment  operations
     Net  investment  income                    .054                     .045
Distributions  from
     Net  investment  income                   (.054)                  (.045)

Net  asset  value,  ending                     $1.00                    $1.00

Total  return*                                  5.53%                   4.54%
Ratios  to  average  net  assets:
     Net  investment  income                    5.39%                   4.43%
     Total  expenses                             .84%                    .90%
     Expenses  before  offsets                   .84%                    .89%
     Net  expenses                               .82%                    .87%
Net  assets,  ending  (in  thousands)       $206,753                 $193,941


                                         Years  Ended
                       September 30,      September 30,         September 30,
                           1998               1997                       1996
Net asset value, beginning     $1.00              $1.00                 $1.00
Income  from  investment  operations
     Net  investment  income    .049               .048                  .048
Distributions  from
     Net  investment  income   (.049)             (.048)               (.048)
Net  asset  value,  ending     $1.00              $1.00                 $1.00

Total  return*                  5.02%              4.89%                4.88%
Ratios  to  average  net  assets:
     Net  investment  income    4.92%              4.79%                4.77%
     Total  expenses             .94%              1.00%                1.10%
     Expenses  before  offsets   .89%               .89%                 .89%
     Net  expenses               .87%               .87%                 .87%
Net  assets,  ending  (in thousands)
                            $172,701           $166,111              $166,516

Balanced  Portfolio
Financial  Highlights

                                                    Years Ended
                                       September 30,            September 30,
Class  A  Shares                          2000                       1999
Net  asset  value,  beginning                 $32.14                   $32.45
Income  from  investment  operations
     Net  investment  income                     .86                      .68
     Net realized and unrealized gain (loss)    3.08                     3.03
          Total  from  investment  operations   3.94                     3.71
Distributions  from
     Net  investment  income                    (.80)                   (.66)
     Net  realized  gains                      (2.05)                  (3.36)
          Total  distributions                 (2.85)                  (4.02)
Total increase (decrease) in net asset value    1.09                    (.31)
Net  asset  value,  ending                    $33.23                   $32.14

Total  return*                                 12.75%                  11.52%
Ratios  to  average  net  assets:
     Net  investment  income                    2.58%                   2.05%
     Total  expenses                            1.19%                   1.17%
     Expenses  before  offsets                  1.19%                   1.17%
     Net  expenses                              1.17%                   1.15%
Portfolio  turnover                              184%                    175%
Net  assets,  ending  (in  thousands)       $705,355                 $708,655


                                           Years Ended
                        September 30,     September 30,         September 30,
Class  A  Shares              1998            1997                   1996
Net asset value, beginning     $34.88            $31.35                $32.81
Income  from  investment  operations
     Net  investment  income      .77               .83                   .78
     Net realized and unrealized gain (loss)
                                  .92              5.61                  2.28
       Total from investment operations
                                 1.69              6.44                  3.06
Distributions  from
     Net  investment  income     (.76)             (.81)                (.77)
     Net  realized  gains       (3.36)            (2.10)               (3.75)
          Total  distributions  (4.12)            (2.91)               (4.52)
Total increase (decrease) in net asset value
                                (2.43)             3.53                (1.46)
Net  asset  value,  ending     $32.45            $34.88                $31.35

Total  return*                   5.50%            21.94%               10.27%
Ratios  to  average  net  assets:
     Net  investment  income     2.27%             2.57%                2.58%
     Total  expenses             1.13%             1.14%                1.29%
     Expenses  before  offsets   1.13%             1.14%                1.28%
     Net  expenses               1.11%             1.12%                1.26%
Portfolio  turnover               185%              215%                 111%
Net  assets,  ending  (in thousands)
                             $673,907          $675,306              $594,482

Balanced  Portfolio
Financial  Highlights

                                         Periods  Ended
                        September 30,     September 30,         September 30,
Class  B  Shares             2000             1999                    1998  #
Net asset value, beginning     $31.97            $32.38                $34.37
Income  from  investment  operations
     Net  investment  income      .53               .35                  0.15
     Net realized and unrealized gain (loss)
                                 3.06              2.94                (1.90)
          Total from investment operations
                                 3.59              3.29                (1.75)
Distributions  from
     Net  investment  income     (.49)             (.34)               (0.24)
     Net  realized  gains       (2.05)            (3.36)                    -
          Total distributions   (2.54)            (3.70)               (0.24)
Total  increase (decrease) in net asset value
                                 1.05              (.41)               (1.99)
Net  asset  value,  ending     $33.02            $31.97                $32.38

Total  return*                  11.63%            10.15%              (5.10%)
Ratios  to  average  net  assets:
     Net investment income       1.60%              .85%            1.22% (a)
     Total  expenses             2.20%             2.40%           3.59%  (a)
     Expenses before offsets     2.20%             2.40%            2.43% (a)
     Net  expenses               2.18%             2.38%            2.41% (a)
Portfolio  turnover               184%              175%                 185%
Net assets, ending (in thousands)
                              $13,580            $9,910                $2,540

Balanced  Portfolio
Financial  Highlights

                                                    Years Ended
                                       September 30,            September 30,
Class  C  Shares                            2000                      1999
Net  asset  value,  beginning                 $31.70                   $32.05
Income  from  investment  operations
     Net  investment  income                     .51                      .36
     Net realized and unrealized gain (loss)    3.05                     2.98
          Total from investment operations      3.56                     3.34
Distributions  from
     Net  investment  income                    (.47)                   (.33)
     Net  realized  gains                      (2.05)                  (3.36)
          Total  distributions                 (2.52)                  (3.69)
Total increase (decrease) in net asset value    1.04                    (.35)
Net  asset  value,  ending                    $32.74                   $31.70

Total  return*                                 11.64%                  10.43%
Ratios  to  average  net  assets:
     Net  investment  income                    1.58%                   1.04%
     Total  expenses                            2.19%                   2.19%
     Expenses  before  offsets                  2.19%                   2.19%
     Net  expenses                              2.17%                   2.17%
Portfolio  turnover                              184%                    175%
Net  assets,  ending  (in  thousands)        $15,263                  $13,646


                                          Years Ended
                        September 30,     September 30,         September 30,
Class  C  Shares             1998              1997                   1996
Net asset value, beginning     $34.52            $31.05                $32.60
Income  from  investment  operations
     Net  investment  income      .41               .47                   .46
     Net realized and unrealized gain (loss)
                                  .89              5.54                  2.17
       Total from investment operations
                                 1.30              6.01                  2.63
Distributions  from
     Net  investment  income     (.41)             (.44)                (.43)
     Net  realized  gains       (3.36)            (2.10)               (3.75)
          Total  distributions  (3.77)            (2.54)               (4.18)
Total increase (decrease) in net asset value
                                (2.47)             3.47                (1.55)
Net  asset  value,  ending     $32.05            $34.52                $31.05

Total  return*                   4.35%            20.56%                8.85%
Ratios  to  average  net  assets:
     Net  investment  income     1.16%             1.42%                1.34%
     Total  expenses             2.25%             2.29%                2.66%
     Expenses before offsets     2.25%             2.29%                2.52%
     Net  expenses               2.23%             2.27%                2.50%
Portfolio  turnover               185%              215%                 111%
Net assets, ending (in thousands)
                              $11,483            $8,898                $6,715

Balanced  Portfolio
Financial  Highlights

                                                   Periods Ended
                                       September 30,            September 30,
Class  I  Shares                           2000                       1999###
Net  asset  value,  beginning                 $32.13                   $32.52
Income  from  investment  operations
     Net  investment  income                     .88                      .52
     Net realized and unrealized gain (loss)    3.12                    (.35)
          Total  from  investment  operations   4.00                      .17
Distributions  from
     Net  investment  income                    (.99)                   (.56)
     Net  realized  gains                      (2.04)                       -
          Total  distributions                 (3.03)                   (.56)
Total increase (decrease) in net asset value     .97                    (.39)
Net  asset  value,  ending                    $33.10                   $32.13

Total  return*                                 12.97%                    .52%
Ratios  to  average  net  assets:
     Net  investment  income                    2.97%               2.54% (a)
     Total  expenses                             .71%                .74% (a)
     Expenses  before  offsets                   .71%                .74% (a)
     Net  expenses                               .69%                .73% (a)
Portfolio  turnover                              184%                    175%
Net  assets,  ending  (in  thousands)        $49,530                  $13,458

Bond  Portfolio
Financial  Highlights

                                                    Years Ended
                                       September 30,            September 30,
Class  A  Shares                           2000                      1999
Net  asset  value,  beginning                 $15.59                   $16.88
Income  from  investment  operations
     Net  investment  income                    1.06                      .93
     Net realized and unrealized gain (loss)    (.20)                   (.74)
          Total  from  investment  operations    .86                      .19
Distributions  from
     Net  investment  income                   (1.06)                   (.93)
     Net  realized  gains                       (.01)                   (.55)
          Total  distributions                 (1.07)                  (1.48)
Total increase (decrease) in net asset value    (.21)                  (1.29)
Net  asset  value,  ending                    $15.38                   $15.59

Total  return*                                  5.76%                   1.18%
Ratios  to  average  net  assets:
     Net  investment  income                    6.90%                   5.79%
     Total  expenses                            1.20%                   1.13%
     Expenses  before  offsets                  1.20%                   1.13%
     Net  expenses                              1.16%                   1.09%
Portfolio  turnover                            1,011%                    570%
Net  assets,  ending  (in  thousands)        $71,525                  $66,944


                                          Years Ended
                        September 30,     September 30,         September 30,
Class  A  Shares            1998              1997                   1996
Net asset value, beginning     $16.64            $16.06                $16.34
Income  from  investment  operations
     Net  investment  income      .95               .96                   .92
     Net realized and unrealized gain (loss)
                                  .41               .58                 (.29)
          Total from investment operations
                                 1.36              1.54                   .63
Distributions  from
     Net  investment  income     (.96)             (.96)                (.91)
     Net  realized  gains        (.16)                -                     -
     Tax  return  of  capital       -                 -                     -
          Total  distributions  (1.12)             (.96)                (.91)
Total increase (decrease) in net asset value
                                  .24               .58                 (.28)
Net  asset  value,  ending     $16.88            $16.64                $16.06

Total  return*                   8.46%             9.89%                3.96%
Ratios  to  average  net  assets:
     Net  investment  income     5.69%             5.85%                5.60%
     Total  expenses             1.14%             1.23%                1.29%
     Expenses  before  offsets   1.14%             1.23%                1.29%
     Net  expenses               1.07%             1.19%                1.26%
Portfolio  turnover               620%              319%                  22%
Net assets, ending (in thousands)
                              $65,807           $59,656               $62,259

Bond  Portfolio
Financial  Highlights

                                          Periods Ended
                         September 30,     September 30,         September 30
Class  B  Shares            2000              1999                   1998#
Net  asset  value,  beginning   $15.53            $16.84               $16.69
Income  from  investment  operations
     Net  investment  income       .90               .74                  .36
     Net  realized  and  unrealized gain (loss)
                                  (.20)             (.79)                 .19
          Total  from  investment  operations
                                   .70              (.05)                 .55
Distributions  from
     Net  investment  income      (.89)             (.71)               (.40)
     Net  realized  gains         (.01)             (.55)                   -
          Total  distributions    (.90)            (1.26)               (.40)
Total increase (decrease) in net asset value
                                  (.20)            (1.31)                 .15
Net  asset  value,  ending      $15.33            $15.53               $16.84

Total  return*                    4.61%             (.29%)              3.36%
Ratios  to  average  net  assets:
     Net  investment  income      5.89%             4.43%           4.14% (a)
     Total  expenses              2.26%             2.72%           8.08% (a)
     Expenses before offsets      2.26%             2.56%           2.55% (a)
     Net  expenses                2.20%             2.50%           2.50% (a)
Portfolio  turnover              1,011%              570%                620%
Net assets, ending (in thousands)
                                $3,220            $2,773                 $557



                                          Periods Ended
                        September 30,     September 30,         September 30,
Class  C  Shares             2000               1999               1998^^
Net asset value, beginning     $15.51            $16.84                $16.81
Income  from  investment  operations
     Net  investment  income      .86               .74                   .21
     Net realized and unrealized gain (loss)
                                 (.18)             (.80)                  .08
          Total from investment operations
                                  .68              (.06)                  .29
Distributions  from
     Net  investment  income     (.87)             (.72)                (.26)
     Net  realized  gains        (.01)             (.55)                    -
          Total  distributions   (.88)            (1.27)                (.26)
Total increase (decrease) in net asset value
                                 (.20)            (1.33)                  .03
Net  asset  value,  ending     $15.31            $15.51                $16.84

Total  return*                   4.48%             (.40%)               1.75%
Ratios  to  average  net  assets:
     Net  investment  income     5.64%              4.41%           4.06% (a)
     Total  expenses             2.45%              2.85%           7.09% (a)
     Expenses  before  offsets   2.45%              2.55%           2.74% (a)
     Net  expenses               2.40%              2.50%           2.50% (a)
Portfolio  turnover             1,011%               570%                620%
Net assets, ending (in thousands)
                               $1,810             $1,779                 $399

Bond  Portfolio
Financial  Highlights

                                                                 Period Ended
                                                                September 30,
Class  I  Shares                                                     2000####
Net  asset  value,  beginning                                          $15.56
Income  from  investment  operations
     Net  investment  income                                              .60
     Net  realized  and  unrealized  gain  (loss)                       (.18)
          Total  from  investment  operations                             .42
Distributions  from
     Net  investment  income                                            (.59)
          Total  distributions                                          (.59)
Total  increase  (decrease)  in  net  asset  value                      (.17)
Net  asset  value,  ending                                             $15.39

Total  return*                                                          2.83%
Ratios  to  average  net  assets:
     Net  investment  income                                        7.85% (a)
     Total  expenses                                                1.19% (a)
     Expenses  before  offsets                                       .65% (a)
     Net  expenses                                                   .60% (a)
Portfolio  turnover                                                    1,011%
Net  assets,  ending  (in  thousands)                                  $1,028

Equity  Portfolio
Financial  Highlights

                                                    Years Ended
                                       September 30,            September 30,
Class  A  Shares                           2000                      1999
Net  asset  value,  beginning                 $27.06                   $20.36
Income  from  investment  operations
     Net  investment  income  (loss)            (.06)                   (.07)
     Net realized and unrealized gain (loss)    7.88                     6.78
          Total  from  investment  operations   7.82                     6.71
Distributions  from
     Net  realized  gains                      (1.83)                   (.01)
          Total  distributions                 (1.83)                   (.01)
Total increase (decrease) in net asset value    5.99                     6.70
Net  asset  value,  ending                    $33.05                   $27.06

Total  return*                                 29.91%                  32.98%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)            (.20%)                 (.28%)
     Total  expenses                            1.26%                   1.22%
     Expenses  before  offsets                  1.26%                   1.22%
     Net  expenses                              1.13%                   1.10%
Portfolio  turnover                               49%                     51%
Net  assets,  ending  (in  thousands)       $240,844                 $166,716




                                          Years Ended
                        September 30,     September 30,         September 30,
Class  A  Shares           1998              1997                   1996
Net asset value, beginning     $27.77            $22.54                $21.12
Income  from  investment  operations
     Net investment income (loss)
                                 (.04)                -                   .03
Net realized and unrealized gain (loss)
                                (4.01)             6.73                  3.26
          Total from investment operations
                                (4.05)             6.73                  3.29
Distributions  from
     Net  investment income         -              (.01)                (.06)
          Net realized gains    (3.36)            (1.49)               (1.81)
          Total distributions   (3.36)            (1.50)               (1.87)
Total  increase (decrease) in net asset value
                                (7.41)            $5.23                  1.42
Net  asset  value,  ending     $20.36            $27.77                $22.54

Total  return*                 (15.70%)           31.34%               16.62%
Ratios  to  average  net  assets:
     Net investment income (loss)
                                 (.14%)             .03%                 .15%
     Total  expenses             1.16%             1.21%                1.29%
     Expenses  before  offsets   1.16%             1.21%                1.29%
     Net  expenses               1.07%             1.20%                1.27%
     Portfolio  turnover          110%               93%                 118%
Net assets, ending (in thousands)
                             $128,683          $147,002              $101,344

Equity  Portfolio
Financial  Highlights
                                         Periods Ended
                        September 30,     September 30,         September 30,
Class  B  Shares              2000              1999               1998  #
Net asset value, beginning     $26.60            $20.26                $26.01
Income  from  investment  operations
     Net investment income (loss)
                                 (.23)             (.15)                (.09)
     Net realized and unrealized gain (loss)
                                 7.63              6.50                (5.66)
          Total from investment operations
                                 7.40              6.35                (5.75)
Distributions  from
     Net  realized  gains       (1.83)             (.01)                   --
Total increase (decrease) in net asset value
                                 5.57              6.34                (5.75)
Net  asset  value,  ending     $32.17            $26.60                $20.26

Total  return*                  28.78%            31.37%             (22.11%)
Ratios  to  average  net  assets:
  Net investment income (loss)  (1.04%)           (1.41%)         (1.55%) (a)
     Total  expenses             2.20%             2.43%            4.12% (a)
     Expenses before offsets     2.20%             2.43%            3.19% (a)
     Net  expenses               1.97%             2.21%            2.56% (a)
Portfolio  turnover                49%               51%                 110%
Net assets, ending (in thousands)
                              $21,416            $8,038                $1,670

Equity  Portfolio
Financial  Highlights

                                                     Years  Ended
                                          September 30,         September 30,
Class  C  Shares                               2000                  1999
Net  asset  value,  beginning                    $25.00                $19.00
Income  from  investment  operations.
     Net  investment  income  (loss)               (.24)                (.11)
     Net realized and unrealized gain (loss)       7.20                  6.12
          Total  from  investment  operations      6.96                  6.01
Distributions  from
     Net  realized  gains                         (1.83)                (.01)
Total increase (decrease) in net asset value       5.13                  6.00
Net  asset  value,  ending                       $30.13                $25.00

Total  return*                                    28.87%               31.66%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)              (1.01%)             (1.21%)
     Total  expenses                               2.15%                2.22%
     Expenses  before  offsets                     2.15%                2.22%
     Net  expenses                                 1.94%                2.01%
Portfolio  turnover                                  49%                  51%
Net  assets,  ending  (in  thousands)           $20,086               $10,413



                                         Years  Ended
                        September 30,     September 30,         September 30,
Class  C  Shares             1998             1997                  1996
Net asset value, beginning     $26.37            $21.71                $20.66
Income  from  investment  operations.
   Net investment income (loss)  (.16)             (.05)                (.16)
   Net realized and unrealized gain (loss)
                                (3.85)             6.21                  3.04
          Total from investment operations
                                (4.01)             6.16                  2.88
Distributions  from
     Net investment income          -              (.01)                (.02)
     Net  realized  gains       (3.36)            (1.49)               (1.81)
          Total distributions   (3.36)            (1.50)               (1.83)
Total increase (decrease) in net asset value
                                (7.37)             4.66                  1.05
Net  asset  value,  ending     $19.00            $26.37                $21.71

Total  return*                 (16.47%)           29.84%               14.85%
Ratios  to  average  net  assets:
     Net investment income (loss)
                                (1.17%)           (1.08%)             (1.42%)
     Total  expenses             2.21%             2.31%                2.86%
     Expenses  before  offsets   2.21%             2.31%                2.86%
     Net  expenses               2.09%             2.30%                2.85%
Portfolio  turnover               110%               93%                 118%
Net assets, ending (in thousands)
                               $5,981            $6,249                $2,996

Equity  Portfolio
Financial  Highlights

                                                                 Period Ended
                                                                September 30,
Class  I  Shares                                                  2000  #####
Net  asset  value,  beginning                                          $28.64
Income  from  investment  operations
     Net  investment  income                                              .05
     Net  realized  and  unrealized  gain  (loss)                        6.29
          Total  from  investment  operations                            6.34
Distributions  from
     Net  realized  gains                                              (1.83)
Total  increase  (decrease)  in  net  asset  value                       4.51
Net  asset  value,  ending                                             $33.15

Total  return*                                                         23.10%
Ratios  to  average  net  assets:
     Net  investment  income                                         .16% (a)
     Total  expenses                                                1.18% (a)
     Expenses  before  offsets                                       .86% (a)
     Net  expenses                                                   .80% (a)
Portfolio  turnover                                                       49%
Net  assets,  ending  (in  thousands)                                  $2,826

Managed  Index  Portfolio
Financial  Highlights


                                         Periods Ended
                        September 30,     September 30,         September 30,
Class  A  Shares           2000              1999                 1998  ##
Net asset value, beginning     $16.83            $13.54                $15.00
Income  from  investment  operations
     Net investment income (loss)
                                 (.02)              .03                   .02
     Net realized and unrealized gain (loss)
                                 3.11              3.31                (1.48)
          Total from investment operations
                                 3.09              3.34                (1.46)
Distributions  from
     Net  investment  income     (.01)             (.05)                   --
Total increase (decrease) in net asset value
                                 3.08              3.29                (1.46)
Net  asset  value,  ending     $19.91            $16.83                $13.54
Total  return*                  18.39%            24.68%              (9.73%)
Ratios  to  average  net  assets:
    Net investment income (loss) (.14%)             .14%             .42% (a)
    Total  expenses              1.52%             1.59%            1.86% (a)
    Expenses  before  offsets    1.33%             1.31%            1.01% (a)
    Net  expenses                1.25%             1.25%             .95% (a)
Portfolio  turnover                43%               56%                  27%
Net assets, ending (in thousands)
                              $21,239           $12,257                $4,401



                                         Periods Ended
                        September 30,     September 30,         September 30,
Class  B  Shares            2000            1999                     1998  ##
Net asset value, beginning     $16.58            $13.48                $15.00
Income  from  investment  operations
  Net investment income (loss)   (.16)             (.11)                (.03)
  Net realized and unrealized gain (loss)
                                 2.99              3.21                (1.49)
     Total from investment operations
                                 2.83              3.10                (1.52)
Total increase (decrease) in net asset value
                                 2.83              3.10                (1.52)
Net  asset  value,  ending     $19.41            $16.58                $13.48

Total  return*                  17.07%            23.00%             (10.13%)
Ratios  to  average  net  assets:
   Net investment income (loss) (1.21%)           (1.11%)          (.98%) (a)
     Total  expenses             2.41%             2.67%            5.61% (a)
     Expenses before offsets     2.41%             2.56%            2.56% (a)
     Net  expenses               2.32%             2.50%            2.50% (a)
Portfolio  turnover                43%               56%                  27%
Net assets, ending (in thousands)
                               $6,531            $4,078                  $975

Managed  Index  Portfolio
Financial  Highlights


                                         Periods  Ended
                        September 30,     September 30,         September 30,
Class  C  Shares            2000             1999                    1998  ^^
Net  asset  value,  beginning
                               $16.62            $13.52                $14.52
Income  from  investment  operations
     Net  investment  income  (loss)
                                 (.14)             (.09)                (.02)
     Net realized and unrealized gain (loss)
                                 3.00              3.19                 (.98)
          Total from investment operations
                                 2.86              3.10                (1.00)
Total increase (decrease) in net asset value
                                 2.86              3.10                (1.00)
Net  asset  value,  ending     $19.48            $16.62                $13.52
Total  return*                  17.21%            22.93%              (6.89%)
Ratios  to  average  net  assets:
     Net  investment  income  (loss)
                                (1.15%)           (1.12%)          (.96%) (a)
     Total  expenses             2.35%             2.68%            4.82% (a)
     Expenses  before  offsets   2.35%             2.56%            2.56% (a)
     Net  expenses               2.27%             2.50%            2.50% (a)
Portfolio  turnover                43%               56%                  27%
Net assets, ending (in thousands)
                               $4,674            $2,454                  $397



                                        Periods Ended
                       September 30,     September 30,          September 30,
Class  I  Shares           2000             1999                 1998  ##
Net asset value, beginning    $16.89            $13.54                 $15.00
Income  from  investment  operations
     Net  investment  income     .07               .11                    .04
     Net  realized  and unrealized gain (loss)
                                3.13              3.29                 (1.50)
          Total from investment operations
                                3.20              3.40                 (1.46)
Distributions  from
     Net  investment  income    (.05)             (.05)                    --
Total increase (decrease) in net asset value
                                3.15              3.35                 (1.46)
Net asset value, ending       $20.04            $16.89                 $13.54

Total  return*                 18.94%            25.09%               (9.73%)
Ratios  to  average  net  assets:
     Net  investment  income     .37%              .65%              .54% (a)
     Total  expenses             .95%              .91%             1.03% (a)
     Expenses before offsets     .83%              .81%              .81% (a)
     Net  expenses               .75%              .75%              .75% (a)
Portfolio  turnover               43%               56%                   27%
Net assets, ending (in thousands)
                             $22,163           $18,652                $14,897

(a)       Annualized
* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
#     From  April  1,  1998  inception.
^     From  March  1,  1994  inception.
^^     From  June  1,  1998  inception.
##     From  April  15,  1998  inception.
###  From  March  1,  1999  inception.
####  From  March  31,  2000  inception.
#####  From  November  1,  1999  inception.

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
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
Calvert  Social
Investment  Fund

To  Open  an  Account
800-368-2748

Yields  and  Prices
Calvert  Information  Network
(24  hours,  7  days  a  week)
800-368-2745

Service  for  Existing  Account
Shareholders:  800-368-2745
Brokers:  800-368-2746

TDD  for  Hearing  Impaired
800-541-1524

Branch  Office
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814

Registered,  Certified
or  Overnight  Mail
Calvert  Group
c/o  NFDS
330  West  9th  Street
Kansas  City,  MO  64105

Web  Site
http://www.calvert.com

Principal  Underwriter
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert  Group's
Family  of  Funds

Tax-Exempt  Money  Market  Funds
CTFR  Money  Market  Portfolio
CTFR  California  Money  Market  Portfolio

Taxable  Money  Market  Funds
First  Government  Money  Market  Fund
CSIF  Money  Market  Portfolio

Balanced  Fund
CSIF  Balanced  Portfolio

Municipal  Funds
CTFR  Limited-Term  Portfolio
CTFR  Long-Term  Portfolio
CTFR  Vermont  Municipal  Portfolio
National  Muni.  Intermediate  Portfolio
California  Muni.  Intermediate  Portfolio

Taxable  Bond  Funds
CSIF  Bond  Portfolio
Income  Fund

Equity  Funds
CSIF  Managed  Index  Portfolio
CSIF  Equity  Portfolio
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Calvert  Large  Cap  Growth  Fund
Capital  Accumulation  Fund
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